UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc. (RCC)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

Small Cap Premium & Dividend Income Fund Inc.

Annual Report

December 31, 2009

IQ INVESTMENT ADVISORS

Black Rock

Fund Summary as of December 31, 2009

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	RCC
Initial Offering Date	July 29, 2005
Yield on Closing Market Price as of December 31, 2009 ($10.16)*	—
Current Semi-Annual Distribution per share of Common Stock**	—
Current Annualized Distribution per share of Common Stock**	—
*	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price as of December 31, 2009. Past performance does not guarantee future results.

**	See Notes to Financial Statements, Note 1(f). As the Fund is liquidating in 2010, only the final liquidating distribution is anticipated.

The table below summarizes the changes in the Fund’s market price and net asset value for the twelve-month period:

	12/31/09 (a)	12/31/08	Change (b)	High	Low
Market Price (c)	$10.16	$8.67	17.19%	$12.50	$6.35
Net Asset Value	$9.81	$9.55	2.72%	$10.72	$7.05
(a)

For the twelve-month period, the Common Stock of the Fund had a total investment return of 25.69% based on net asset value per share and 43.38% based on market price per share, assuming reinvestment of distributions. For the same period, the Fund’s unmanaged reference index, the Russell 2000® Index, had a total investment return of 27.17%. The reference index has no expenses associated with performance.

(b)	Does not include reinvestment of dividends.

(c)	Primary Exchange Price, NYSE.

Portfolio Information

Ten Largest Equity Holdings	Percent of Net Assets
Human Genome Sciences, Inc.	0.6%
3Com Corp.	0.3
Tupperware Corp.	0.3
E*Trade Financial Corp.	0.3
Assured Guaranty Ltd.	0.3
Solera Holdings, Inc.	0.3
Highwoods Properties, Inc.	0.2
Skyworks Solutions, Inc.	0.2
Domtar Corp.	0.2
Informatica Corp.	0.2

Five Largest Industries	Percent of Net Assets
Computer Services Software & Systems	6.3%
Real Estate Investment Trusts (REITs)	5.9
Banks: Diversified	5.5
Biotechnology	3.7
Specialty Retail	3.0

Sector Representation	Percent of Long-Term Investments

Financial Services	21.2%
Technology	16.3
Consumer Discretionary & Services	14.9
Health Care	14.4
Producer Durables	14.2
Materials & Processing	7.2
Energy	4.6
Utilities	4.2
Consumer Staples	3.0

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

2	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

A Summary From Your Fund’s Portfolio Managers (unaudited)

We are pleased to provide you with this stockholder report for Small Cap Premium & Dividend Income Fund Inc. The Fund is advised by IQ Investment Advisors LLC and sub-advised by BlackRock Investment Management, LLC.

The investment objectives of Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) are to provide stockholders with a high level of income, with a secondary goal of capital appreciation. The Fund pursues its investment objectives principally through a two-part strategy. First, the Fund will invest in a statistically selected sample of stocks included in the Russell 2000® Index (the “Index”) and/or other investments that have economic characteristics similar to the securities that comprise the Index, which may include futures, forward, swap and option contracts based on the Index, as well as other investment funds with a composition similar to that of the Index. Second, the Fund will write (sell) call options on the Index or on exchange-traded funds (“ETFs”) which seek to track the performance of the Index with respect to some or all of the value of its assets. There can be no assurance that the Fund will achieve its investment objectives.

For the annual period ended December 31, 2009, the Fund had a total investment return as set forth in the table below, based on the change per share in net asset value of $9.55 to $9.81. For the same period, the Fund’s unmanaged reference index, the Russell 2000® Index, had a total return as shown below. All of the Fund and index information presented includes the reinvestment of any dividends or distributions. Distribution information may be found in the Notes to Financial Statements, Note 5.

Period	Fund*	Russell 2000 Index**	Difference
Fiscal year ended December 31, 2009	25.69%	27.17%	(1.48%)
Since inception (from 7/29/05) through December 31, 2009	(1.95%)	(2.31%)	0.36%

*	Fund performance information is net of expenses.

**	The reference index has no expenses associated with performance.

Russell 2000 is a registered trademark of the Frank Russell Company.

For more detail with regard to the Fund’s total investment return based on a change in the per share market value of the Fund’s Common Stock (as measured by the trading price of the Fund’s shares on the New York Stock Exchange), please refer to the Financial Highlights section of this report.

As a closed-end fund, the Fund’s shares may trade in the secondary market at a premium or discount to the Fund’s net asset value. As a result, total investment returns based on changes in the market value of the Fund’s Common Stock can vary significantly from total investment returns based on changes in the Fund’s net asset value.

Debra L. Jelilian

Portfolio Manager

Kyle McClements

Portfolio Manager

February 17, 2010

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	3

Summary Schedule of Investments as of December 31, 2009

This summary schedule of investments is presented to help investors focus on the Fund’s principal holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. In addition, the summary schedule of investments allows the adviser certain efficiencies. As such, any cost savings in report production or printing are passed on to the Fund and, ultimately to Fund stockholders. A complete schedule of investments is available without charge, upon request, by calling 1-877-449-4742 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Industry	Common Stocks	Shares Held	Value	Percent of Net Assets

Advertising Agencies	Other Securities		$660,528	0.5%
Aerospace	Other Securities		1,662,714	1.3
Agriculture, Fishing & Ranching	Other Securities		513,986	0.4
Air Transport	UAL Corp. (a)(d)	22,000	284,020	0.2
	Other Securities		1,168,996	0.9

			1,453,016	1.1
Alternative Energy	Other Securities		297,653	0.2
Aluminum	Other Securities		208,780	0.2
Asset Management & Custodian	Other Securities		1,251,811	0.9
Auto Parts	Other Securities		860,807	0.7
Auto Services	Other Securities		160,400	0.1
Banks: Diversified	Prosperity Bancshares, Inc. (d)	5,900	238,773	0.2
	SVB Financial Group (a)(d)	5,300	220,957	0.2
	Other Securities		6,795,365	5.2

			7,255,095	5.6
Banks: Savings, Thrift & Mortgage Lending	Other Securities		1,323,768	1.0
Beverage: Brewers & Distillers	Other Securities		46,600	0.0	**
Beverage: Soft Drinks	Other Securities		183,800	0.1
Biotechnology	Human Genome Sciences, Inc. (a)(d)	24,000	734,400	0.5
	Onyx Pharmaceuticals, Inc. (a)(d)	7,920	232,373	0.2
	Other Securities		3,960,753	3.0

			4,927,526	3.7
Building Materials	Other Securities		1,187,530	0.9
Building: Climate Control	Other Securities		173,883	0.1
Building: Roofing, Wallboard & Plumbing	Other Securities		89,600	0.1
Cable Television Services	Other Securities		61,323	0.0	**
Casinos & Gambling	Bally Technologies, Inc. (a)(d)	7,100	293,159	0.2
	Other Securities		265,338	0.2

			558,497	0.4
Cement	Other Securities		3,913	0.0	**
Chemicals: Diversified	W.R. Grace & Co. (a)(d)	9,700	245,895	0.2
	Other Securities		1,372,075	1.0

			1,617,970	1.2
Chemicals: Specialty	Other Securities		569,661	0.4
Coal	Other Securities		328,180	0.2
Commercial Finance & Mortgage Companies	Other Securities		120,119	0.1
Commercial Services	Watson Wyatt Worldwide, Inc. (a)(d)	5,500	261,360	0.2
	Other Securities		2,961,319	2.2

			3,222,679	2.4
Commercial Services: Rental & Leasing	Other Securities		579,430	0.4
Commercial Vehicles & Parts	Other Securities		222,175	0.2

See Notes to Financial Statements.

4	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value	Percent of Net Assets

Communications Technology	3Com Corp. (a)(d)	51,700	$387,750	0.3%
	Polycom, Inc. (a)(d)	10,800	269,676	0.2
	Other Securities		2,959,846	2.2

			3,617,272	2.7
Computer Services Software & Systems	Concur Technologies, Inc. (a)	5,200	222,300	0.2
	Informatica Corp. (a)(d)	11,400	294,804	0.2
	Parametric Technology Corp. (a)(d)	15,120	247,061	0.2
	Solera Holdings, Inc. (d)	9,400	338,494	0.2
	Unisys Corp. (a)	5,640	217,478	0.2
	Other Securities		7,110,242	5.3

			8,430,379	6.3
Computer Technology	Other Securities		1,106,401	0.8
Construction	EMCOR Group, Inc. (a)(d)	8,900	239,410	0.2
	Other Securities		477,965	0.3

			717,375	0.5
Consumer Electronics	Other Securities		198,161	0.1
Consumer Lending	Other Securities		867,631	0.7
Consumer Services: Miscellaneous	Other Securities		875,696	0.7
Containers & Packaging	Rock-Tenn Co. Class A (d)	4,900	247,009	0.2
	Other Securities		334,120	0.2

			581,129	0.4
Cosmetics	Other Securities		234,349	0.2
Diversified Financial Services	Stifel Financial Corp. (a)	3,852	228,192	0.2
	Other Securities		359,795	0.2

			587,987	0.4
Diversified Manufacturing Operations	Other Securities		291,341	0.2
Diversified Materials & Processing	Clarcor, Inc. (d)	6,900	223,836	0.2
	Other Securities		825,076	0.6

			1,048,912	0.8
Diversified Media	Other Securities		97,856	0.1
Diversified Retail	Other Securities		727,805	0.6
Drug & Grocery Store Chains	Other Securities		823,383	0.6
Education Services	Other Securities		766,285	0.6
Electronic Components	Other Securities		693,075	0.5
Electronic Entertainment	Other Securities		221,496	0.2
Electronics	Other Securities		621,701	0.5
Energy Equipment	Other Securities		214,945	0.2
Engineering & Contracting Services	Tetra Tech, Inc. (a)	8,200	222,794	0.1
	Other Securities		360,443	0.3

			583,237	0.4
Entertainment	Other Securities		343,993	0.3
Financial Data & Systems	Jack Henry & Associates, Inc. (d)	10,895	251,892	0.2
	Other Securities		1,094,171	0.8

			1,346,063	1.0
Foods	Other Securities		1,446,740	1.1
Forest Products	Other Securities		157,614	0.1
Forms & Bulk Printing Services	Other Securities		377,125	0.3
Funeral Parlors & Cemeteries	Other Securities		198,432	0.2
Gas Pipeline	Other Securities		27,225	0.0	**

See Notes to Financial Statements.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	5

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value	Percent of Net Assets

Glass	Other Securities		$46,200	0.0	%**
Gold	Other Securities		307,804	0.2
Health Care Facilities	Other Securities		744,221	0.6
Health Care Management Services	Other Securities		1,298,784	1.0
Health Care Services	HealthSouth Corp. (a)(d)	12,000	225,240	0.2
	Other Securities		2,335,515	1.7

			2,560,755	1.9
Health Care: Miscellaneous	Other Securities		134,035	0.1
Home Building	Other Securities		313,384	0.2
Hotel/Motel	Other Securities		268,369	0.2
Household Appliances	Other Securities		65,538	0.0	**
Household Equipment & Products	Tupperware Corp. (d)	8,100	377,217	0.3
	Other Securities		341,356	0.2

			718,573	0.5
Household Furnishings	Tempur-Pedic International, Inc. (a)(d)	9,814	231,905	0.2
	Other Securities		244,019	0.2

			475,924	0.4
Insurance: Life	Other Securities		562,717	0.4
Insurance: Multi-Line	Assured Guaranty Ltd.	16,000	348,160	0.2
	Platinum Underwriters Holdings Ltd.	6,600	252,714	0.2
	Other Securities		512,986	0.4

			1,113,860	0.8
Insurance: Property-Casualty	ProAssurance Corp. (a)(d)	4,500	241,695	0.2
	Other Securities		2,168,992	1.6

			2,410,687	1.8
Leisure Time	Other Securities		788,021	0.6
Luxury Items	Other Securities		249,818	0.2
Machinery: Agricultural	Other Securities		125,584	0.1
Machinery: Construction & Handling	Other Securities		109,884	0.1
Machinery: Engines	Other Securities		152,974	0.1
Machinery: Industrial	Nordson Corp. (d)	4,600	281,428	0.2
	Other Securities		1,209,332	0.9

			1,490,760	1.1
Machinery: Specialty	Other Securities		168,686	0.1
Manufactured Housing	Other Securities		54,320	0.0	**
Medical & Dental Instruments & Supplies	Owens & Minor, Inc. (d)	5,300	227,529	0.2
	Other Securities		3,223,856	2.4

			3,451,385	2.6
Medical Equipment	Other Securities		2,101,170	1.6
Medical Services	Other Securities		437,809	0.3
Metal Fabricating	Other Securities		885,694	0.7
Metals & Minerals: Diversified	Other Securities		534,256	0.4
Office Supplies & Equipment	Other Securities		782,145	0.6
Offshore Drilling & Other Services	Other Securities		81,576	0.1
Oil Well Equipment & Services	Dril-Quip, Inc. (a)(d)	4,000	225,920	0.2
	Other Securities		1,607,323	1.2

			1,833,243	1.4

6	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

See Notes to Financial Statements.

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value	Percent of Net Assets

Oil: Crude Producers	Arena Resources, Inc. (a)	5,200	$224,224	0.2%
	Atlas Energy, Inc. (d)	9,100	274,547	0.2
	Other Securities		2,399,360	1.8

			2,898,131	2.2
Oil: Integrated	Other Securities		65,668	0.0	**
Paints & Coatings	Other Securities		259,595	0.2
Paper	Domtar Corp. (a)(d)	5,504	304,977	0.2
	Other Securities		530,079	0.4

			835,056	0.6
Personal Care	Chattem, Inc. (a)(d)	2,500	233,250	0.2
	Other Securities		128,528	0.1

			361,778	0.3
Pharmaceuticals	Other Securities		2,114,412	1.6
Photography	Other Securities		153,764	0.1
Plastics	Other Securities		45,144	0.0	**
Power Transmission Equipment	Regal-Beloit Corp. (d)	4,700	244,118	0.2
	Other Securities		177,218	0.1

			421,336	0.3
Precious Metals & Minerals	Other Securities		132,759	0.1
Printing & Copying Services	Other Securities		66,500	0.0	**
Producer Durables: Miscellaneous	Other Securities		79,170	0.1
Production Technology Equipment	Other Securities		1,331,776	1.0
Publishing	Other Securities		203,915	0.1
Radio & TV Broadcasters	Other Securities		69,317	0.0	**
Railroad Equipment	Other Securities		80,888	0.1
Railroads	Other Securities		197,376	0.1
Real Estate	Other Securities		235,631	0.2
Real Estate Investment Trusts (REITs)	Highwoods Properties, Inc. (d)	9,300	310,155	0.2
	MFA Financial, Inc. (d)	37,900	278,565	0.2
	National Retail Properties, Inc.	10,400	220,688	0.2
	Other Securities		7,004,613	5.3

			7,814,021	5.9
Recreational Vehicles & Boats	Other Securities		443,211	0.3
Rental & Leasing Services: Consumer	Other Securities		478,404	0.4
Restaurants	Other Securities		1,628,553	1.2
Scientific Instruments: Control & Filter	Other Securities		1,006,195	0.8
Scientific Instruments: Electrical	American Superconductor Corp. (a)(d)	5,600	229,040	0.2
	GrafTech International Ltd. (a)(d)	16,200	251,910	0.2
	Other Securities		877,532	0.6

			1,358,482	1.0
Scientific Instruments: Gauges & Meters	Other Securities		170,348	0.1
Scientific Instruments: Pollution Control	Other Securities		510,381	0.4
Securities Brokerage & Services	E*Trade Financial Corp. (a)(d)	204,904	358,582	0.3
	Other Securities		786,205	0.6

			1,144,787	0.9
Semiconductors & Components	Atheros Communications, Inc. (a)(d)	8,264	282,959	0.2
	Skyworks Solutions, Inc. (a)(d)	21,652	307,242	0.2
	Other Securities		2,563,236	2.0

			3,153,437	2.4

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	7

See Notes to Financial Statements.

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value	Percent of Net Assets

Shipping	Other Securities		$703,056	0.5%
Specialty Retail	Tractor Supply Co. (a)(d)	4,600	243,616	0.2
	Other Securities		3,737,459	2.8

			3,981,075	3.0
Steel	Other Securities		74,075	0.1
Sugar	Other Securities		22,672	0.0	**
Synthetic Fibers & Chemicals	Other Securities		29,450	0.0	**
Technology: Miscellaneous	Other Securities		440,085	0.3
Telecommunications Equipment	Other Securities		561,332	0.4
Textile Products	Other Securities		83,335	0.1
Textiles Apparel & Shoes	J. Crew Group, Inc. (a)(d)	6,570	293,942	0.2
	The Warnaco Group, Inc. (a)(d)	5,900	248,921	0.2
	Other Securities		2,045,937	1.5

			2,588,800	1.9
Tobacco	Other Securities		269,430	0.2
Toys	Other Securities		97,540	0.1
Transportation Miscellaneous	Other Securities		227,298	0.2
Truckers	Other Securities		804,970	0.6
Utilities: Electrical	Cleco Corp.	8,100	221,373	0.2
	Other Securities		1,937,994	1.4

			2,159,367	1.6
Utilities: Gas Distributors	Nicor, Inc. (d)	5,800	244,180	0.2
	Piedmont Natural Gas Co. (d)	9,600	256,800	0.2
	Other Securities		1,027,602	0.8

			1,528,582	1.2
Utilities: Telecommunications	Other Securities		1,134,062	0.9
Utilities: Water	Other Securities		389,513	0.3
	Total Common Stocks (Cost — $143,965,736)		123,367,905	92.6

	Investment Companies
	BlackRock Kelso Capital Corp. (b)	1,800	15,336	0.0	**
	Other Securities		203,016	0.2
	Total Investment Companies (Cost — $287,300)		218,352	0.2

	Warrants (c)
Alternative Energy	Other Securities		0	0.0	**
	Total Warrants (Cost — $0)		0	0.0

	Rights
Banks: Savings, Thrift & Mortgage Lending	Other Securities		0	0.0	**
Building Materials	Other Securities		907	0.0	**
	Total Rights (Cost — $0)		907	0.0	**
	Total Long-Term Investments (Cost — $144,253,036)		123,587,164	92.8

8	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

See Notes to Financial Statements.

Summary Schedule of Investments (concluded)

Short-Term Securities	Maturity Date	Yield	Face Amount	Value	Percent of Net Assets
Time Deposits
State Street Bank & Trust Co.	1/04/10	0.01%	$12,264,446	$12,264,446	9.2%
	Total Short-Term Securities (Cost — $12,264,446)			12,264,446	9.2
	Total Investments Before Options Written (Cost — $156,517,482*)			135,851,610	102.0

	Options Written		Number of Contracts
Call Options Written	Russell 2000 Index, expiring January 2010 at USD 610		700	(1,603,000)	(1.2)
	Russell 2000 Index, expiring January 2010 at USD 620		400	(636,000)	(0.5)
	Russell 2000 Index, expiring February 2010 at USD 620		100	(271,000)	(0.2)
	Total Options Written (Premiums Received — $1,475,905)			(2,510,000)	(1.9)
Total Investments, Net of Options Written (Net Cost — $155,041,577)				133,341,610	100.1
Liabilities in Excess of Other Assets				(121,848)	(0.1)

Net Assets				$133,219,762	100.0%

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$108,772,502

Gross unrealized appreciation	$28,029,463
Gross unrealized depreciation	(950,355)

Net unrealized appreciation	$27,079,108

**	Rounds to less than 0.1% of net assets.

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Income
Anthracite Capital, Inc.	$2,698	$110,912	$(108,945)	—
BlackRock Kelso Capital Corp.	—	—	—	$1,440

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)	All or a portion of security held as collateral in connection with open option contracts and financial futures contracts.

Financial futures contracts purchased as of December 31, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
130	E-Mini Russell 2000	March 2010	$7,779,520	$331,180

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 (a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments[1]
	Assets		Assets	Liabilities
Level 1	$123,587,164	[2]	$331,180	$(2,510,000)
Level 2	12,264,446		—	—
Level 3	—		—	—
Total	$135,851,610		$331,180	$(2,510,000)

[1]	Other financial instruments are futures and options.

[2]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	9

Statement of Assets, Liabilities and Capital

As of December 31, 2009

Assets

Investments in unaffiliated securities, at value (identified cost — $156,494,230)		$135,836,274
Investments in affiliated securities, at value (identified cost — $23,252)		15,336
Cash		363
Receivables:
Dividends	$152,437
Securities sold	300	152,737

Prepaid expenses and other assets		16,745

Total assets		136,021,455

Liabilities

Options written, at value (premiums received — $1,475,905)		2,510,000
Payables:
Investment advisory fees	104,553
Variation margin	88,400	192,953

Accrued expenses		98,740

Total liabilities		2,801,693

Net Assets

Net assets		$133,219,762

Capital

Common Stock, par value $.001 per share, 100,000,000 shares authorized		$13,580
Paid-in capital in excess of par		190,744,922
Undistributed investment income — net	$256,826
Accumulated realized capital losses — net	(36,426,779)
Unrealized depreciation — net	(21,368,787)

Total accumulated losses — net		(57,538,740)

Total Capital — Equivalent to $9.81 per share based on 13,580,133 shares of Common Stock outstanding (market price — $10.16)		$133,219,762

See Notes to Financial Statements.

10	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

Statement of Operations

For the Year Ended December 31, 2009

Investment Income

Dividends (including $1,440 from affiliates and net of $277 foreign withholding tax)		$1,541,247
Interest		997

Total income		1,542,244

Expenses

Investment advisory fees	$1,157,155
Professional fees	92,267
Directors’ fees and expenses	61,577
Accounting services	56,457
Transfer agent fees	45,182
Custodian fees	38,360
Repurchase offer	33,452
Printing and stockholder reports	31,840
Listing fees	23,750
Insurance	18,994
Licensing fees	10,837
Other	11,557

Total expenses		1,581,428

Reimbursement of expenses		(27,542)

Total expenses after reimbursement		1,553,886

Investment loss — net		(11,642)

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net (including $108,945 loss from affiliates)	(20,799,887)
Financial futures contracts — net	847,015
Options written — net	2,075,442	(17,877,430)

Change in unrealized appreciation/depreciation on:
Investments — net	49,757,377
Financial futures contracts — net	269,242
Options written — net	(1,723,208)	48,303,411

Total realized and unrealized gain — net		30,425,981

Net Increase in Net Assets Resulting from Operations		$30,414,339

See Notes to Financial Statements.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	11

Statements of Changes in Net Assets

	For the Year Ended December 31,
Increase (Decrease) in Net Assets:	2009	2008
Operations

Investment income (loss) — net	$(11,642)	$488,414
Realized loss — net	(17,877,430)	(2,301,840)
Change in unrealized appreciation/depreciation — net	48,303,411	(74,212,875)

Net increase (decrease) in net assets resulting from operations	30,414,339	(76,026,301)

Dividends & Distributions to Stockholders

Investment income — net	(66,298)	(926,191)
Tax return of capital	(26,868,017)	(26,156,104)

Net decrease in net assets resulting from dividends and distributions to stockholders	(26,934,315)	(27,082,295)

Common Stock Transactions

Net redemption of Common Stock resulting from a repurchase offer (includes $5,910 and $62,348 of repurchase fees, respectively)	(289,568)	(3,055,064)
Value of shares issued to stockholders in reinvestment of dividends	1,640,546	—

Net increase (decrease) in net assets resulting from Common Stock transactions	1,350,978	(3,055,064)

Net Assets

Total increase (decrease) in net assets	4,831,002	(106,163,660)
Beginning of year	128,388,760	234,552,420

End of year*	$133,219,762	$128,388,760

*Undistributed investment income — net	$256,826	$328,380

See Notes to Financial Statements.

12	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements	For the Year Ended December 31,						For the Period July 29, 2005(a) to December 31, 2005
	2009		2008		2007	2006

Per Share Operating Performance:

Net asset value, beginning of period	$9.55		$17.19		$18.80	$18.16	$19.10

Investment income (loss) — net(b)	—	(c)	.04		.09	.08	.04
Realized and unrealized gain (loss) — net	2.26	(d)	(5.68	)(d)	.29 (d)	2.56 (d)	(.12)

Total from investment operations	2.26		(5.64)		.38	2.64	(.08)

Less dividends and distributions from:
Investment income — net	—	(c)	(.07)		(.08)	(.23)	(.03)
Realized gain — net	—		—		(1.59)	(1.67)	—
Tax return of capital	(2.00)		(1.93)		(.33)	(.10)	(.80)

Total dividends and distributions	(2.00)		(2.00)		(2.00)	(2.00)	(.83)

Offering costs resulting from the issuance of Common Stock	—		—		.01	—	(.03)

Net asset value, end of period	$9.81		$9.55		$17.19	$18.80	$18.16

Market price per share, end of period	$10.16		$8.67		$15.74	$19.49	$16.09

Total Investment Return(e):

Based on net asset value per share	25.69%		(34.04%	)	2.63%	15.40%	(.14%	)(f)

Based on market price per share	43.38%		(34.60%	)	(9.36% )	35.03%	(15.51%	)(f)

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.21%		1.12%		1.03%	1.09%	1.07%	(g)

Expenses	1.23%		1.12%		1.05%	1.09%	1.07%	(g)

Investment income (loss) — net	(.01%	)	.25%		.49%	.41%	.56%	(g)

Supplemental Data:

Net assets, end of period (in thousands)	$133,220		$128,389		$234,552	$255,853	$327,008

Portfolio turnover	18%		21%		15%	26%	3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount rounds to less than ($.01) per share.
(d)	Includes repurchase fees, which are less than $.01 per share.
(e)

Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

(f)	Aggregate total investment return.
(g)	Annualized.

See Notes to Financial Statements.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	13

Notes to Financial Statements

1. Significant Accounting Policies:

Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company with a fixed term of approximately five years. The current expected termination date of the Fund is on or about May 21, 2010. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol RCC.

In July 2009, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) became the single official source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities & Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. These changes and the Codification itself do not change GAAP. Other than the manner in which new accounting guidance is referenced, the adoption of these changes had no impact on the Fund´s financial statements.

Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to structure derivative investments as defined below as anticipated. Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the

Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on an exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). The value of swaps, including interest rate swaps, caps and floors, will be determined by reference to the value of the components when such components consist of securities for which market quotations are available. In the absence of obtainable quotations, swaps will be valued by obtaining dealer quotations. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Overnight Time Deposits are valued at the amount deposited each day. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net

14	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

Notes to Financial Statements (continued)

asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

(b) Real Estate Investment Trusts (“REITs”) — A portion of distributions received from REITs may constitute a return of capital. During the year an amount, based upon prior experience and guidance from the REITs is reclassified from dividend income and recorded as an adjustment to basis of the REIT holdings. The adjustment is a reduction in basis and is reflected in either unrealized appreciation (depreciation) or realized gain (loss).

(c) Derivative financial instruments — The Fund may engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

Derivatives may be volatile and involve significant risk, such as, among other things, credit risk, currency risk, leverage risk and liquidity risk. They also involve the risk of mispricing or improper valuation and correlation risk (i.e., the risk that changes in the value of the derivative may not correlate perfectly, or to any degree, with the underlying asset, interest rate or index). Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, indices, currency rates or interest rates are changing in unexpected ways. The Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts.

Derivative instruments utilized by the Fund are defined below and delineated in the Statement of Assets, Liabilities and Capital and the Statement of Operations of the Fund. As the Fund utilized more than one type of derivative in the period covered by this report, the following table summarizes the use of derivative investments in the current period:

Statement of Assets, Liabilities and Capital as of December 31, 2009
Derivatives not accounted for as hedging Instruments	Assets	Liabilities	Amount
Equity Options	—	Options written, at value	$2,510,000
Futures Contracts	—	Variation margin payable	$88,400

Statement of Operations for the year ended December 31, 2009
Derivatives not accounted for as hedging Instruments	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Written Equity Options	$2,075,442	$(1,723,208)
Purchased Equity Options	$(151)	—
Futures Contracts	$847,015	$269,242

•

Options — The Fund will purchase and write call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). When cash is received as collateral for purchased options, the Fund may pay interest to the option writer. Alternatively, the counterparty may pledge securities as collateral. Written and purchased options are non-income producing investments.

Writing (selling) covered call options subjects the Fund to certain additional risks. The Fund, by writing covered call options, will forgo the opportunity to benefit from potential increases in the value of the equity investments above the exercise prices of the options, but will continue to bear the risk of declines in the value of the equity investments. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the equity securities over time.

The premium received from writing options and amounts available for distribution from the Fund’s options may decrease in declining interest rate environments. The value of the equity investments also may be influenced by

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	15

Notes to Financial Statements (continued)

changes in interest rates. Higher yielding equity investments and those issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk. A summary of option transactions is found in Note 3, Investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation/depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

(d) Income taxation — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

Management has evaluated the tax status of the Fund, and has determined that taxes do not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of the Fund’s knowledge, no income tax returns are currently under examination. Tax years of the Fund open at this time are calendar years ended December 31, 2006, 2007, 2008 and 2009.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Portions of the distributions paid by the Fund during the years ended December 31, 2009 and December 31, 2008 were characterized as a tax return of capital.

As the Fund is liquidating in 2010, no distributions other than the final liquidating distribution is expected in 2010.

(g) Reclassifications — Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of December 31, 2009 attributable to non-deductible expenses and the sale of stock of passive foreign investment companies were reclassified to the following accounts:

Accumulated distributions in excess of net investment income	$6,386
Accumulated net realized loss	$(476)
Paid-in capital in excess of par	$(5,910)

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is a wholly owned subsidiary of Bank of America Corporation (“Bank of America”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes.

IQ Advisors has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the “Subadviser”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). Pursuant to the agreement, the Subadviser provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays the Subadviser a monthly fee at an annual rate of .39% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the

16	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

Notes to Financial Statements (concluded)

Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock. ML & Co. has a substantial financial interest in BlackRock.

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ Advisors, received $6,344 in commissions on the execution of portfolio security transactions for the Fund for the year ended December 31, 2009.

Certain officers of the Fund are officers and/or directors of IQ Advisors, Bank of America and/or ML & Co. or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009 were $21,497,608 and $51,380,278, respectively.

Transactions in options for the year ended December 31, 2009 were as follows:

Call Options Purchased	Number of Contracts	Premiums Paid
Outstanding call options purchased, at beginning of year	—	—
Options written	1,000	$186,700
Options closed	(1,000)	(186,700)

Outstanding call options purchased, at end of year	—	$—

Call Options Written	Number of Contracts	Premiums Received
Outstanding call options written, at beginning of year	1,250	$3,635,363
Options written	15,561	23,881,519
Options expired	(5,066)	(8,829,742)
Options closed	(10,545)	(17,211,235)

Outstanding call options written, at end of year	1,200	$1,475,905

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the year ended December 31, 2009 increased by 142,348 as a result of dividend investments. Shares issued and outstanding during the year ended December 31, 2008 decreased by 206,725 as a result of a repurchase offer.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

With regard to repurchase fees, IQ Advisors will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

5. Distributions to Stockholders:

The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:

	12/31/2009	12/31/2008
Distributions paid from:
Ordinary income	$66,298	$926,191
Tax return of capital	26,868,017	26,156,104

Total distributions	$26,934,315	$27,082,295

As of December 31, 2009, the components of accumulated net losses on a tax basis were as follows:

Capital loss carryforward	$(81,067,716	)*
Unrealized gains — net	23,528,976	**

Total	$(57,538,740)

*	As of December 31, 2009, the Fund had a net capital loss carryforward of $81,067,716, of which $55,567,793 expires in 2016 and $25,499,923 expires in 2017. This amount will be available to offset like amounts of any future taxable gains. Please note that the current expected termination of the Fund is on or about May 21, 2010.

**	The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain financial futures contracts and options, the realization for tax purposes of unrealized gains (losses) on certain securities that are part of a straddle and other book/tax temporary differences.

6. Subsequent Event:

Management has evaluated all subsequent transactions and events after the balance sheet date through February 26, 2010, the date on which these financial statements were issued and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	17

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholders of Small Cap Premium & Dividend Income Fund Inc.:

In our opinion, the accompanying statement of assets, liabilities and capital, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) at December 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the year ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2008 and the financial highlights for the three years ended December 31, 2008 and the period ended December 31, 2005 were audited by other independent auditors whose report, dated February 27, 2009, expressed an unqualified opinion on those statements.

As noted in Footnote 1, the Fund will liquidate on or about May 21, 2010.

PricewaterhouseCoopers LLP

New York, New York

February 26, 2010

Important Tax Information (Unaudited)

The following information is provided with respect to the taxable ordinary income portion of the distribution paid by Small Cap Premium & Dividend Income Fund, Inc. to shareholders of record on June 22, 2009 and December 18, 2009:

Interest-Related Dividends for Non-U.S. Residents	0.06	%*

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

18	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

Automatic Dividend Reinvestment Plan

How the Plan Works — The Fund offers a Dividend Reinvestment Plan (the “Plan”) under which distributions paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by BNY Mellon Shareowner Services (the “Plan Agent”). Under the Plan, whenever the Fund declares a distribution, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant’s account either (i) through receipt of additional unissued but authorized shares of the Fund (“newly issued shares”) or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the distribution payment date, the Fund’s net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a “market premium”), the Plan Agent will invest the distribution amount in newly issued shares. If the Fund’s net asset value per share is greater than the market price per share (a condition often referred to as a “market discount”), the Plan Agent will invest the distribution amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full distribution amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder’s account. The amount credited is determined by dividing the dollar amount of the distribution by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or (ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan — Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all distributions in cash. Shareholders who do not wish to participate in the Plan must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan — The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund’s shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees — There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent’s service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications — The automatic reinvestment of distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such distributions. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. If, when the Fund’s shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund’s shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information — All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035, Telephone: 877-296-3711.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	19

Directors and Officers

Name	Address & Year of Birth	Position(s) Held With Fund****	Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of IQ Advisors- Affiliate Advised Funds and Portfolios Overseen By Director	Other Public Directorships Held By Director
Non-Interested Directors*
Paul Glasserman	4 World Financial Center, 6th Floor, New York, NY 10080 1962	Director & Chairman of the Board	2005 to present	Professor, Columbia University Business School since 1991; Senior Vice Dean (July 2004 – June 2008); Consultant and Visiting Scholar, Federal Reserve Bank of New York since June 2008.	8	None
Steven W. Kohlhagen	4 World Financial Center, 6th Floor, New York, NY 10080 1947	Director & Chairman of the Audit Committee	2005 to present	Retired financial industry executive since August 2002.	8	Ametek, Inc.
William J. Rainer	4 World Financial Center, 6th Floor, New York, NY 10080 1946	Director	2005 to present	Retired securities and futures industry executive; Chairman and Chief Executive Officer, OneChicago, LLC, a designated contract market (2001 – November 2004); Former Chairman, Commodity Futures Trading Commission.	8	None
Laura S. Unger	4 World Financial Center, 6th Floor, New York, NY 10080 1961	Director & Chairperson of the Nominating & Corporate Governance Committee	2007 to present	JPMorgan Independent Consultant for the Global Analyst Conflict Settlement (2003 – 2009); Commentator, Nightly Business Report since 2005; Senior Advisor, Marwood Group (2005 – 2007); Consultant, Nomura (2008); Regulatory Expert for CNBC (2002 – 2003).	8	CA, Inc. (software), Ambac Financial Group, Inc. and CIT Group Inc., (financial services)***

*	Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate Governance Committee.

**	Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund’s Bylaws, charter or by statute.

***	Ms. Unger became a Director of CIT Group Inc. effective as of January 12, 2010.

****	Chairperson titles are effective January 1, 2009. Prior to this date, the chairpersons were as follows: Mr. William J. Rainer, Chairman of the Board, Mr. Steven W. Kohlhagen, Chairman of the Nominating & Corporate Governance Committee; and Mr. Paul Glasserman, Chairman of the Audit Committee.

Name	Address & Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Fund Officers†
Justin C. Ferri	4 World Financial Center, 6th Floor, New York, NY 10080 1975	President	2009 to present	Justin C. Ferri has been President of IQ Investment Advisors LLC (“IQ”) since 2009 and serves as President of each of IQ’s publicly traded closed-end mutual fund companies. Prior to this role, Mr. Ferri was a Vice President of IQ from 2005 to 2009. In addition, Mr. Ferri has been the President of Merrill Lynch Alternative Investments (“MLAI”) since August 2009 and a Manager of MLAI since June 2008. Mr. Ferri has been registered with the National Futures Association as a principal of MLAI since July 2008. He also serves as Managing Director within the Merrill Lynch Pierce Fenner & Smith Incorporated Global Investment Solutions Group (“MLPF&S” & “GIS” respectively), responsible for heading Alternative Investments. Prior to his role in GIS, Mr. Ferri was a Director in the MLPF&S Global Private Client Market Investments & Origination (“MI&O”) Group, from 2005 to 2007, and before that, he served as a Vice President and Head of the MLPF&S Global Private Client Rampart Equity Derivatives team, from 2004 to 2005. He holds a B.A. degree from Loyola College in Maryland.
James E. Hillman	4 World Financial Center, 6th Floor, New York, NY 10080 1957	Vice President and Treasurer	2007 to present	James E. Hillman has been the Treasurer of IQ since March 2007, where he is also a Vice President. He also serves as the Vice President and Treasurer of each of IQ’s publicly traded closed-end mutual fund companies. He also serves as a Director within MLPF&S & GIS. In addition, Mr. Hillman has served as the Treasurer of Managed Account Advisors LLC since 2006 and as a Vice President of MLAI since 2008. Prior to his role in GIS, Mr. Hillman was a Director in the MLPF&S MI&O Group from September 2006 to 2007. Prior to joining Merrill Lynch, Mr. Hillman served as a Director of Citigroup Alternative Investments Tax Advantaged Short Term Fund, as well as the Korea Equity Fund Inc., in 2006. Prior to that, he was an Independent Consultant from January to September 2006 and prior to that, he was a Managing Director at The Bank of New York, Inc., from 1999 to 2006. He holds a B.S. degree from Fordham University in New York.

20	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

Directors and Officers (concluded)

Name	Address & Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
Fund Officers†
Colleen R. Rusch	4 World Financial Center, 6th Floor, New York, NY 10080 1967	Vice President and Secretary	2005 to present	Colleen R. Rusch has been the Chief Administrative Officer and Vice President of IQ since 2007, and serves as Vice President and Secretary of each of IQ’s publicly traded closed-end mutual fund companies. In addition, Mrs. Rusch is a Vice President of MLAI. She also serves as a Director within the Merrill Lynch Pierce Fenner & Smith Incorporated Global Investment Solutions Group, responsible for overseeing the Alternative Investments product and trading platform. Prior to her role in GIS, Mrs. Rusch was a Director in the MLPF&S MI&O Group from 2005 to 2007. Prior to this, Mrs. Rusch was a Director of Merrill Lynch Investment Managers, L.P. from January 2005 to July 2005 and a Vice President from 1998 to 2004. Mrs. Rusch holds a B.S. degree in Business Administration from Saint Peter’s College in New Jersey.
Michelle H. Rhee	4 World Financial Center, 6th Floor, New York, NY 10080 1966	Chief Legal Officer	2009 to present	Michelle H. Rhee has been the Chief Legal Officer of IQ since June 2009. She also serves as the Chief Legal Officer of each of IQ’s publicly traded closed-end mutual fund companies. She has also served as an Associate General Counsel for the Bank of America Corporation since 2004. She holds a B.A. from Smith College and a J.D. from Boston University in Massachusetts.
Robert M. Zakem	2 World Financial Center, 37th Floor, New York, NY 10080 1958	Chief Compliance Officer and Anti-Money Laundering Officer	2009 to present	Robert M. Zakem has been the Chief Compliance Officer (“CCO”) of IQ since June 2009 and CCO of MLAI since April 2009. He also serves as the CCO of each of IQ’s publicly traded closed-end mutual fund companies. He is also a Managing Director within Compliance since March 2009. Prior to his role in Compliance, he was the Head of Products and Platform Supervision and Global Wealth Management - Business Risk Management from 2006 to 2009. Prior to joining Merrill Lynch, Mr. Zakem was an Executive Director at UBS Financial Services, Inc., where he was the Head of Funds Services-US Investment Solutions (2006), an Executive Director, Provider Management - Fund and Annuity Solutions from 2005 to 2006, and Senior Vice President and Chief Administrative Officer, Investment Product Solutions, from 2004 to 2005. He holds a B.S. from the University of Detroit in Michigan, and a J.D. from the University of Wisconsin Law School in Wisconsin.
Jeff E. McGoey	4 World Financial Center, 6th Floor, New York, NY 10080 1976	Vice President	2009 to present	Jeff E. McGoey serves as a Vice President of each of IQ’s publicly traded closed-end mutual fund companies. He also serves as Vice President within MLPF&S & GIS since 2008. Prior to his role in GIS, Mr. McGoey served as a Vice President in Merrill Lynch & Co.’s Corporate Audit Group responsible for coverage of the MLPF&S MI&O Group from 2004 to 2008. He holds a B.A. degree from Rutgers College in New Jersey.
† Officers of the Fund serve at the pleasure of the Board of Directors.
	Custodian			Transfer Agent
	State Street Bank and Trust Company P.O. Box 351 Boston, MA 02101			BNY Mellon Shareowner Services 480 Washington Boulevard Jersey City, NJ 07310

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	21

Privacy Policy

IQ Investment Advisors is a subsidiary of Bank of America and implements the Privacy Policy of Bank of America for the IQ Funds. A copy of the policy is available at www.iqiafunds.com or upon request by calling 1-877-449-4742.

Bank of America Privacy Policy for U.S. Consumers 2010

Our privacy commitment to you.

•	Protect Customer Information
•	Inform on use of Customer Information
•	Offer choices on the use of Customer Information and honor your choices
•	Collect, use and process Customer Information respectfully and lawfully

This document includes the following information about how Bank of America manages Customer Information and what actions you can take:

1.	Making the security of information a priority
2.	Collecting information about you
3.	Managing information about you
4.	Honoring your choices
5.	Actions you can take
6.	Steps to protect information about you
7.	Other privacy commitments
8.	Bank of America companies

This policy covers Customer Information, which means personally identifiable information about a consumer or a consumer’s current or former customer relationship with Bank of America. The Bank of America Privacy Policy for U.S. Consumers 2010 is provided to you as required by law and applies to our companies identified in Section 8, Bank of America companies. This policy applies to consumer customer relationships established in the United States and is effective January 1, 2010.

1. Making the security of information a priority

Keeping financial information secure is one of our most important responsibilities. We maintain physical, electronic and procedural safeguards to protect Customer Information. Appropriate employees are authorized to access Customer Information for business purposes only. Our employees are bound by a code of ethics that requires confidential treatment of Customer Information and are subject to disciplinary action if they fail to follow this code.

2. Collecting information about you

We collect and use various types of information about you and your accounts to service your accounts, save you time and money, better respond to your needs, assist us in keeping information up to date, and manage our business and risks. Customer Information is categorized in the following six ways:

A.	Identification Information — information that identifies you, such as name, address, e-mail address, telephone number and Social Security number.
B.	Application Information — information you provide to us on applications and through other means that will help us determine if you are eligible for products you request. Examples include assets, income and debt.

C.	Transaction and Experience Information — information about transactions and account experience, as well as information about our communications with you. Examples include account balances, payment history, account usage and your inquiries and our responses.

D.	Consumer Report Information — information from a consumer report and from insurance support organizations not affiliated with us. Examples include credit score, credit history, and loss and health information.

E.	Information from Outside Sources — information from outside sources other than consumer report information, regarding employment, credit and other relationships that will help us determine if you are eligible for products you request. Examples include employment history, loan balances, credit card balances, property insurance coverage and other verifications.

F.	Other General Information — information from outside sources, such as data from public records, that is not assembled or used for the purpose of determining eligibility for a product or service.

As required by the USA PATRIOT Act, we also collect information and take actions necessary to verify your identification.

3. Managing information about you

Managing information within Bank of America

Bank of America is made up of a number of companies, including our bank, brokerage, mortgage, credit card companies, insurance companies and agencies, and nonfinancial companies, such as our operations and servicing subsidiaries.

Bank of America may share any of the categories of Customer Information among our companies, as permitted by law. For example, sharing information allows us to use information about your ATM, credit card and check card transactions to identify any unusual activity, and then contact you to determine if your card has been lost or stolen.

We occasionally receive medical or health information from a customer if, for example, a customer applies for insurance from us. We do not share medical or health information, including information received from third parties, among our companies, except to maintain or collect on accounts, process transactions, service customer requests or perform insurance functions to the extent permitted by law.

Managing information with companies that work for us

We may share any of the categories of Customer Information with companies that work for us, including companies located outside the United

22	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

Privacy Policy (continued)

States. All nonaffiliated companies that act on our behalf and receive Customer Information from us are contractually obligated to keep the information we provide to them confidential, and to use the Customer Information we share only to provide the services we ask them to perform. These companies may include financial service providers, such as payment processing companies, and nonfinancial companies, such as check printing and data processing companies.

In addition, we may share any of the categories of Customer Information with companies that work for us in order to provide marketing support and other services, such as a service provider that distributes marketing materials. These companies may help us to market our own products and services or other products and services that we believe may be of interest to you. Please note that some of our own companies may provide marketing support and other services for us as well.

Sharing information with third parties (for customers with credit cards and Sponsored Accounts)

We may share Identification Information, Transaction and Experience Information, as well as Other General Information we collect about each of your (1) Bank of America credit card account(s) and (2) Sponsored Accounts at Bank of America, with selected third parties.

1.	Credit card account information, whether co-branded or not, may be shared with third parties.

2.	Sponsored Account information may be shared with third parties. Sponsored Accounts are non-credit card accounts or services provided by Bank of America that are also endorsed, co-branded or sponsored by other organizations. Examples of these organizations include colleges, sporting teams, retailers and other affinity organizations, such as charities. Sponsored Accounts may include deposit accounts or other banking services provided by Bank of America, such as a savings account co-branded with a baseball team. You will know whether an account is a Sponsored Account by the appearance of the name or logo of the sponsoring organization on account materials, such as statements and marketing materials.

If you are unsure whether any of your accounts are Sponsored Accounts, please contact 1.888.341.5000.

We may share information about credit cards and Sponsored Accounts with selected third parties, including:

•	Financial services companies (such as insurance agencies or companies and mortgage brokers and organizations with whom we have agreements to jointly market financial products);

•	Nonfinancial companies (such as retailers, travel companies and membership organizations); and

•	Other companies (such as nonprofit organizations).

The sharing of information, as described in this section, is limited to credit card and Sponsored Account information. Please see Section 4, Honoring your choices, to learn more about your opt-out choices.

Disclosing information in other situations

We also may disclose any of the categories of Customer Information to the following third parties, including third parties located outside the United States:

•	To government agencies, self-regulatory organizations and regulatory law enforcement authorities as necessary or required; and

•	As part of the sale, merger or similar change of a Bank of America business; and

•	To other nonaffiliated third parties as requested by you or your authorized representative, or when required or permitted by law.

For example, we may disclose information in the context of an investigation of terrorism, money laundering, fraud prevention or investigation, risk management and security, determining your eligibility for an insurance benefit or payment, and recording mortgages in public records.

Where you have a contractual relationship with a third party in connection with a product or service (such as through an outside investment manager or insurance provider), we may share information in accordance with such arrangement and the handling of information by that party will be subject to your agreement(s) with it. If you have a relationship with us through your employer, such as through your stock option or retirement plan, then we will share plan information with your employer and handle such information in accordance with plan agreements.

In addition, Merrill Lynch, a Bank of America affiliated broker-dealer, has entered into a Protocol with certain other brokerage firms under which your Financial Advisor may use your contact information (for example, your name and address) in the event your Financial Advisor joins one of these firms.

4. Honoring your choices

You have choices when it comes to how Bank of America shares and uses information.

Please note, if you choose to limit sharing or restrict marketing, you may not learn about beneficial offers.

Sharing among Bank of America companies

You may request that Application Information, Consumer Report Information and Information from Outside Sources not be shared among Bank of America companies.

For sharing among Bank of America companies, each customer may tell us his or her choice individually, or you may tell us the choice for any other customers who are joint account holders with you.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	23

Privacy Policy (continued)

Direct marketing

You may choose not to receive direct marketing offers — sent by postal mail, telephone and/or e-mail — from Bank of America. Direct marketing offers from us may include information about products and services we believe may be of interest to you. Your choices apply to all marketing offers from us and from companies working for us. To minimize the amount of telephone solicitation our customers receive, Bank of America does not offer nonfinancial products and services through telephone solicitations.

If you elect not to receive direct marketing offers by postal mail, telephone and/or e-mail, please note that we may continue to contact you as necessary to service your account and for other nonmarketing purposes. You may also be contacted by your assigned account representative (for example, Financial Advisor or relationship manager), if applicable. Bank of America may also continue to provide marketing information in your regular account mailings and statements, including online and ATM communications.

Each customer may opt out of each direct marketing option individually. Since marketing programs may already be in progress, it may take up to 12 weeks for your postal mail opt-out to be fully effective. When you opt out of direct marketing by postal mail or telephone, your opt-out will last for five (5) years. After that, you may choose to renew your opt-out for another five-year period.

Sharing information with third parties

If you have a Bank of America credit card or Sponsored Account, you may request that we not share information about these accounts with third parties. If you request that we not share information with third parties, we may still share information:

•	Where permitted or required by law as discussed in Section 3 under Disclosing information in other situations;

•	With our service providers as discussed in Section 3 under Managing information with companies that work for us; and

•	With other financial companies with whom we have joint marketing agreements.

If you have multiple credit cards or Sponsored Accounts, you will need to express your choice for each account separately. When any customer on a joint account requests that we not share with third parties, that choice is applied to the entire account.

5. Actions you can take

You can tell us your choice by:

•	Notifying us at bankofamerica.com/privacy and entering your information on our secure Web site

•	Calling us toll free at 1.888.341.5000

•	Talking to a customer representative at a banking center or to your assigned account representative

You can make sure information is accurate by:

•	Accessing your account information (for example, on a statement or in response to specific requests)

•	Telling us if it is incorrect by calling or writing to us at the telephone number or appropriate address for such changes on your statement or other account materials

6. Steps to protect information about you

Bank of America recommends that you take the following precautions to guard against the disclosure and unauthorized use of your account and personal information:

•	Review your monthly account statements and report any suspicious activity to us immediately.

•	Do not respond to e-mails requesting account numbers, passwords or PINs. Call the institution to verify the legitimacy of the e-mail.

•	Memorize PINs and refrain from writing PINs, Social Security numbers, debit or credit card numbers where they could be found.

•	Shred documents containing any sensitive information before discarding, such as bank statements.

•	Confirm that an Internet site is secure by checking that the URL (Web address) begins with “https”.

•	Review your credit report at least once every year to make sure all information is up to date. For a free copy of your credit bureau report, contact annualcreditreport.com or call 1.877.322.8228.

•

If you think you have been a victim of identity theft or fraud, you may contact the Federal Trade Commission (FTC) to report any incidents and to receive additional guidance on steps you can take to protect yourself. Contact the FTC at ftc.gov/idtheft or 1.877.438.4338.

•	For additional information on protecting your information, please visit bankofamerica.com/privacy.

Keeping up to date with our Privacy Policy

We may make changes to this policy at any time and will inform you of changes, as required by law. To receive the most up-to-date Privacy Policy, you can visit our Web site at: bankofamerica.com/privacy.

7. Other privacy commitments

This notice constitutes the Bank of America Do Not Call Policy under the Telephone Consumer Protection Act for all consumers and is pursuant to state law. When you talk with Bank of America by telephone your conversation may be monitored or recorded by us.

24	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

Privacy Policy (continued)

For information on our online privacy practices, including the use of “cookies,” please see the online policy located on our Web sites.

You may have other privacy protections under state laws, such as Vermont and California. To the extent these state laws apply, we will comply with them with regard to our information practices.

For Nevada residents only. We are providing you this notice pursuant to state law. You may be placed on our internal Do Not Call List by following the directions in Section 5, Actions you can take. Nevada law requires that we also provide you with the following contact information: Bureau of Consumer Protection, Office of the Nevada Attorney General, 555 E. Washington St., Suite 3900, Las Vegas, NV 89101; Phone number- 702.486.3132; e-mail: BCPINFO@ag.state.nv.us. Bank of America, PO Box 25118, FL1-300-02-07, Tampa, Florida 33633-0900; Phone number- 1.888.341.5000; e-mail: Click on “Contact Us” at bankofamerica.com/privacy.

For Vermont and California residents only. The information sharing practices described above are in accordance with federal law. Vermont and California law place additional limits on sharing information about Vermont and California residents so long as they remain residents of those states.

Vermont: In accordance with Vermont law, Bank of America will not share information we collect about Vermont residents with companies outside of Bank of America, except as permitted by law, such as with the consent of the customer, to service the customer’s accounts or to other financial institutions with which we have joint marketing agreements. Bank of America will not share Application Information, Consumer Report Information and Information from Outside Sources about Vermont residents among the Bank of America companies, except with the authorization or consent of the Vermont resident.

California: In accordance with California law, Bank of America will not share information we collect about California residents with companies outside of Bank of America, except as permitted by law, such as with the consent of the customer to service the customer’s accounts, or to fulfill on rewards or benefits. We will limit sharing among our companies to the extent required by applicable California law.

For Insurance Customers in AZ, CA, CT, GA, IL, ME, MA, MN, MT, NV, NJ, NC, OH, OR and VA only. We may give Insurance Information, which means Customer Information related to insurance transactions, to insurance support companies and other like businesses. Such companies may keep the Insurance Information or give it to others. We may also give Insurance Information to state insurance officials, to law enforcement agencies, to group policyholders about claims experience or to auditors as permitted or required by law. We may disclose health information to decide if you are eligible for coverage, to process claims, to prevent fraud, as authorized by you or as permitted by law.

You may ask for access to the Insurance Information we have about you by writing to Insurance Services, P.O. Box 19702, Irvine, CA 92623-9702, Attn: Data Request. You must describe the type of Insurance Information you want to access and give your full name, address, the insurance company and policy number (if applicable). We will tell you what Insurance Information we have about you. If you want to see the Insurance Information, you may review and copy the Insurance Information in person at our offices or request a copy be mailed to you. You may not see Insurance Information that we deem privileged, such as Insurance Information about claims or litigation. We may charge a fee for mailing the Insurance Information to you.

To correct Insurance Information that we have about you, mail your request as described above. Say why you dispute the Insurance Information. We will tell you of our action with respect to this dispute. You may file a statement with us if you disagree with our decision.

For MA Insurance Customers only. You may ask in writing the specific reasons for an adverse underwriting decision. An adverse underwriting decision is where we decline your application for insurance; offer to insure you at a higher than standard rate; or terminate your coverage.

8. Bank of America companies

This Privacy Policy applies to all Bank of America entities that utilize the names:

Bank of America

Banc of America

U.S. Trust

Merrill Lynch

Balboa

These entities include Banks and Trust Companies; Credit Card Companies; Brokerage and Investment Companies; Insurance and Annuity Companies; and Real Estate Companies.

In addition, this policy applies to the following Bank of America companies:

Credit Card

Fleet Credit Card Services, L.P.

Brokerage and Investments

BACAP Alternative Advisors, Inc.

Columbia Mangement Advisors, LLC

Columbia Management Distributors,Inc.

Columbia Wanger Asset Management, L.P.

UST Securities Corp.

White Ridge Investment Advisors LLC

Equity Margins Limited

FAM Distributors, Inc.

Financial Data Services Inc.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	25

Privacy Policy (concluded)

IQ Investment Advisors Family of Funds

IQ Investment Advisors LLC

Managed Account Advisors LLC

The Princeton Retirement Group, Inc.

Roszel Advisors, LLC.

Insurance and Annuities

General Fidelity Insurance Company

General Fidelity Life Insurance Company

Meritplan Insurance Company

Newport Insurance Company

Real Estate

BAC Home Loans Servicing, LP

Countrywide Home Loans, Inc.

CWB Mortgage Ventures, LLC

HomeFocus Services, LLC

HomeFocus Tax Services, LLC

KB Home Mortgage, LLC

NationsCredit Financial Services Corporation

Please note, you may receive company specific privacy policies from another affiliate within the Bank of America family of companies.

These entities listed include any successor Bank of America entities. For a detailed list of current Bank of America companies that have consumer customer relationships and to which this policy applies, please visit our Web site at bankofamerica.com/privacy.

© 2009 Bank of America Corporation.

26	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the Investment Company Act (“Offers”). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be on approximately the anniversary of the prior year’s repurchase request deadline; and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)

Under the terms of the Offer for the most recent annual period, the Fund offered to purchase up to 676,416 shares from shareholders at an amount per share equal to the Fund’s net asset value per share calculated as of the close of business on the New York Stock Exchange on July 17, 2009, nine business days after Monday, July 6, 2009, the Repurchase Request Deadline. As of July 17, 2009, 31,806 shares, or 0.24% of the Fund’s outstanding shares, were repurchased by the Fund at $9.29 per share (subject to a repurchase fee of up to 2% of the net asset value per share), the Fund’s net asset value per share was determined as of 4:00 p.m. EST, Friday, July 17, 2009.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its stockholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009	27

Fund Certification

In May 2009, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund’s Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund’s Form N-CSR and are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

28	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	DECEMBER 31, 2009

INVESTMENT ADVISORS

www.IQIAFunds.com

Small Cap Premium & Dividend Income Fund Inc. seeks to provide stockholders with a high level of income, with a secondary goal of capital appreciation.

This report, including the financial information herein, is transmitted to stockholders of Small Cap Premium & Dividend Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp; or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Small Cap Premium & Dividend Income Fund Inc.

4 World Financial Center, 6th Fl.

New York, NY 10080

#IQRCC — 12/09

It’s Fast, Convenient, & Timely!

To sign up today, go to www.icsdelivery.com/live.

GO

PAPERLESS

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) the audit committee financial expert is independent: (1) Steven W. Kohlhagen.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Small Cap Premium & Dividend Income Fund Inc.	$35,000	$35,400	$0	$0	$8,500	$8,500	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Small Cap Premium & Dividend Income Fund Inc.	$8,500	$8,500

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – 0%

Item 5 –	Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Paul Glasserman Steven W. Kohlhagen William J. Rainer Laura S. Unger

Item 6 –	Investments

(a) Small Cap Premium & Dividend Fund Inc. - Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Advertising Agencies - 0.5%	AMREP Corp. (a)	200	$2,740
	Arbitron, Inc.	3,200	74,944
	Constant Contact, Inc. (a)	2,800	44,800
	DG FastChannel, Inc. (a)	2,600	72,618
	Harte-Hanks, Inc.	5,500	59,290
	Marchex, Inc. Class B	1,600	8,128
	National CineMedia, Inc.	5,900	97,763
	Travelzoo, Inc. (a)	1,100	13,519
	Valassis Communications, Inc. (a)	6,200	113,212
	ValueClick, Inc. (a)(b)	11,030	111,624
	Viad Corp. (b)	3,000	61,890

			660,528

Aerospace - 1.3%	AAR Corp. (a)	5,000	114,900
	AeroVironment, Inc. (a)(b)	1,700	49,436
	Argon ST, Inc. (a)	1,500	32,580
	Astronics Corp. (a)	1,500	12,825
	Ceradyne, Inc. (a)	3,100	59,551
	Cubic Corp. (b)	1,900	70,870
	Curtiss-Wright Corp.	6,200	194,184
	Ducommun, Inc.	1,600	29,936
	Esterline Technologies Corp. (a)	4,100	167,157
	GenCorp, Inc. (a)	6,300	44,100
	Global Defense Technology & Systems, Inc. (a)	300	4,938
	Heico Corp.	2,900	128,557
	Herley Industries, Inc. (a)	2,000	27,780
	Kaman Corp. Class A	3,700	85,433
	LMI Aerospace, Inc. (a)	1,300	17,290
	Ladish Co., Inc. (a)	2,400	36,192
	Moog, Inc. Class A (a)	6,200	181,226
	Orbital Sciences Corp. (a)	7,000	106,820
	Teledyne Technologies, Inc. (a)	4,900	187,964
	Triumph Group, Inc.	2,300	110,975

			1,662,714

Agriculture, Fishing & Ranching - 0.4%	AgFeed Industries, Inc. (a)	4,100	20,500
	Alico, Inc.	500	14,230
	The Andersons, Inc. (b)	2,200	56,804
	Cadiz, Inc. (a)	1,300	15,561
	Cal-Maine Foods, Inc.	1,900	64,752
	Calavo Growers, Inc.	1,300	22,100
	China Green Agriculture, Inc. (a)	1,200	17,640
	Fresh Del Monte Produce, Inc. (a)	5,700	125,970
	HQ Sustainable Maritime Industries, Inc. (a)	700	4,928
	Sanderson Farms, Inc.	2,500	105,400
	Seaboard Corp.	49	66,101

			513,986

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Air Transport - 1.1%	Air Transport Services Group, Inc. (a)	8,100	$21,384
	AirTran Holdings, Inc. (a)(b)	17,200	89,784
	Alaska Air Group, Inc. (a)(b)	4,700	162,432
	Allegiant Travel Co. (a)(b)	1,900	89,623
	Atlas Air Worldwide Holdings, Inc. (a)	2,600	96,850
	Bristow Group, Inc. (a)(b)	4,600	176,870
	Hawaiian Holdings, Inc. (a)	7,400	51,800
	JetBlue Airways Corp. (a)	32,900	179,305
	PHI, Inc. (a)	2,000	41,400
	Republic Airways Holdings, Inc. (a)	4,000	29,560
	SkyWest, Inc.	7,700	130,284
	UAL Corp. (a)(b)	22,000	284,020
	US Airways Group, Inc. (a)	20,600	99,704

			1,453,016

Alternative Energy - 0.2%	Clean Energy Fuels Corp. (a)	4,400	67,804
	Comverge, Inc. (a)	2,400	26,976
	EnerNOC, Inc. (a)	1,745	53,030
	Evergreen Energy, Inc. (a)	18,300	6,277
	Green Plains Renewable Energy (a)	1,200	17,844
	Rex Stores Corp. (a)	1,100	15,466
	Syntroleum Corp. (a)	9,400	24,816
	TGC Industries Inc. (a)	2,400	9,384
	USEC, Inc. (a)	15,900	61,215
	US Geothermal, Inc. (a)	9,700	14,841

			297,653

Aluminum - 0.2%	Century Aluminum Co. (a)	7,240	117,216
	Kaiser Aluminum Corp.	2,200	91,564

			208,780

Asset Management & Custodian - 0.9%	Allied Capital Corp.	23,588	85,153
	American Capital Ltd. (a)	38,400	93,696
	Ampal-American Israel Corp. Class A (a)	2,200	5,940
	Apollo Investment Corp.	21,276	202,760
	Ares Capital Corp.	13,978	174,026
	Artio Global Investors, Inc. (a)	3,400	86,666
	Calamos Asset Management, Inc. Class A	2,200	25,366
	Capital Southwest Corp.	400	31,520
	Cohen & Steers, Inc.	2,500	57,100
	Cowen Group, Inc. Class A (a)	2,500	14,800
	Diamond Hill Investments Group	200	12,846
	Epoch Holding Corp.	1,700	17,765
	Fifth Street Finance Corp.	3,800	40,812
	GAMCO Investors, Inc. Class A	1,100	53,119
	Harris & Harris Group, Inc. (a)	3,000	13,710
	JMP Group, Inc.	2,400	23,328
	Kohlberg Capital Corp.	2,700	12,312
	MCG Capital Corp. (a)	9,600	41,472

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	MVC Capital, Inc.	3,200	$37,760
	NGP Capital Resources Co.	3,200	26,016
	National Financial Partners Corp. (a)	5,900	47,731
	Oppenheimer Holdings, Inc.	1,600	53,152
	Pzena Investment Management, Inc. Class A (a)	500	4,070
	Resource America, Inc. Class A	1,900	7,676
	TICC Capital Corp.	2,500	15,125
	Teton Advisors, Inc.	20	320
	U.S. Global Investors, Inc.	1,900	23,313
	Virtus Investment Partners, Inc. (a)	955	15,185
	Westwood Holdings Group, Inc.	800	29,072

			1,251,811

Auto Parts - 0.7%	ATC Technology Corp. (a)(b)	2,900	69,165
	American Axle & Manufacturing Holdings, Inc.	5,100	40,902
	Amerigon, Inc. (a)	2,900	22,968
	ArvinMeritor, Inc. (a)	9,500	106,210
	China Automotive Systems. Inc. (a)	1,000	18,670
	Dana Holding Corp. (a)	18,300	198,372
	Dorman Products, Inc. (a)	1,600	25,056
	Exide Technologies (a)	7,200	51,192
	Fuel Systems Solutions, Inc. (a)	1,900	78,356
	Standard Motor Products, Inc.	2,300	19,596
	Stoneridge, Inc. (a)	2,200	19,822
	Superior Industries International, Inc.	2,700	41,310
	Tenneco, Inc. (a)	7,600	134,748
	U.S. Auto Parts Network, Inc. (a)	2,100	10,920
	Wonder Auto Technology, Inc. (a)	2,000	23,520

			860,807

Auto Services - 0.1%	Cooper Tire & Rubber Co.	8,000	160,400

Banks: Diversified - 5.6%	1st Source Corp.	2,300	37,007
	Alliance Financial Corp.	600	16,290
	American National Bankshares, Inc.	500	10,950
	Ameris Bancorp	1,931	13,824
	Ames National Corp.	1,000	21,020
	Arrow Financial Corp.	1,442	36,050
	Auburn National Bancorporation	500	9,845
	Bancfirst Corp.	900	33,336
	Banco Latinoamericana De Comercio Exterior SA	4,100	56,990
	The Bancorp, Inc. (a)	1,900	13,034
	Bancorp Rhode Island, Inc.	500	12,840
	Bank of Kentucky Financial Corp.	600	11,268
	Bank of Marin Bancorp	800	25,784
	Bank of the Ozarks, Inc.	1,500	43,905
	Banner Corp.	800	2,144

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Bar Harbor Bankshares	400	$10,980
	Boston Private Financial Holdings, Inc. (b)	8,300	47,891
	Bridge Bancorp, Inc.	1,100	26,444
	Bryn Mawr Bank Corp.	1,000	15,090
	CNB Financial Corporation	1,500	23,985
	CVB Financial Corp.	10,442	90,219
	California First National Bancorp	200	2,612
	Camden National Corp.	1,200	39,240
	Cape Bancorp, Inc. (a)	1,700	11,424
	Capital City Bank Group, Inc.	1,800	24,912
	Cardinal Financial Corp.	4,200	36,708
	Cathay General Bancorp	7,600	57,380
	Center Bancorp, Inc.	1,794	16,002
	Centerstate Banks, Inc.	2,000	20,180
	Century Bancorp, Inc. Class A	200	4,406
	Chemical Financial Corp.	3,100	73,098
	Chicopee Bancorp, Inc. (a)	900	11,232
	Citizens & Northern Corp.	1,300	12,337
	Citizens Banking Corp. (a)	18,800	12,972
	Citizens Holding Co.	600	13,434
	City Holding Co.	1,900	61,427
	CoBiz Financial, Inc.	2,900	13,775
	Columbia Banking System, Inc. (b)	3,300	53,394
	Community Bank System, Inc. (b)	4,000	77,240
	Community Trust Bancorp, Inc. (b)	2,300	56,235
	Danvers Bancorp, Inc.	2,700	35,073
	Eagle Bancorp, Inc. (a)	1,400	14,588
	East-West Bancorp, Inc.	12,400	195,920
	Enterprise Bancorp, Inc.	700	7,665
	Enterprise Financial Services Corp.	1,700	13,107
	F.N.B. Corp.	16,046	108,952
	Farmers Capital Bank Corp.	1,000	10,220
	Financial Institutions, Inc.	1,700	20,026
	First BanCorp, Puerto Rico	9,000	20,700
	First Bancorp, Inc.	1,300	20,046
	First Bancorp, North Carolina	2,100	29,337
	First Busey Corp.	5,100	19,839
	First Commonwealth Financial Corp.	12,400	57,660
	First Community Bancshares, Inc.	1,400	16,870
	First Financial Bancorp	7,200	104,832
	First Financial Bankshares, Inc.	2,600	140,998
	First Financial Corp.	1,800	54,936
	First Merchants Corp.	3,200	19,008
	First Midwest Bancorp, Inc.	6,700	72,963
	The First of Long Island Corp.	800	20,064
	First South Bancorp, Inc.	1,250	12,875
	FirstMerit Corp. (b)	10,588	213,242

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	German American Bancorp, Inc.	1,900	$30,875
	Glacier Bancorp, Inc. (b)	7,550	103,586
	Guaranty Bancorp (a)	8,200	10,824
	Hampton Roads Bankshares, Inc.	3,100	5,363
	Hancock Holding Co. (b)	3,900	170,781
	Harleysville National Corp. (b)	4,903	31,575
	Heartland Financial USA, Inc.	2,100	30,135
	Home Bancshares, Inc. (b)	2,326	55,987
	IBERIABANK Corp. (b)	2,600	139,906
	Independent Bank Corp./MA	3,100	64,759
	International Bancshares Corp.	7,226	136,788
	Investors Bancorp, Inc. (a)	6,800	74,392
	Lakeland Bancorp, Inc.	2,966	18,953
	Lakeland Financial Corp.	1,700	29,325
	MB Financial, Inc.	6,877	135,614
	MainSource Financial Group, Inc.	2,980	14,244
	Merchants Bancshares, Inc.	900	20,376
	Meridian Interstate Bancorp, Inc. (a)	1,500	13,035
	Metro Bancorp, Inc. (a)	800	10,056
	Midsouth Bancorp, Inc.	800	11,120
	NASB Financial, Inc.	500	11,575
	NBT Bancorp, Inc.	4,900	99,813
	Nara Bancorp, Inc.	4,000	45,360
	National Bankshares, Inc.	1,000	28,200
	National Penn Bancshares, Inc.	15,535	89,948
	Northeast Community Bancorp	800	5,256
	Northrim Bancorp Inc	1,100	18,568
	Ohio Valley Banc Corp.	600	13,218
	Old National Bancorp	10,900	135,487
	Old Point Finl Corp	300	4,635
	Old Second Bancorp, Inc.	2,053	14,145
	Oriental Financial Group (b)	2,900	31,320
	Orrstown Financial Service, Inc.	900	30,852
	PacWest Bancorp	3,129	63,049
	Pacific Capital Bancorp	1,500	1,440
	Pacific Continental Corp.	2,100	24,024
	Park National Corp.	1,600	94,208
	Peapack-Gladstone Financial Corp.	1,365	17,308
	Penns Woods Bancorp, Inc.	600	19,464
	Peoples Bancorp, Inc.	1,600	15,488
	Peoples Financial Corp.	100	2,014
	Pinnacle Financial Partners, Inc. (a)	3,900	55,458
	Porter Bancorp, Inc.	630	9,475
	Premierwest Bancorp	3,390	4,814
	PrivateBancorp, Inc.	6,500	58,305
	Prosperity Bancshares, Inc. (b)	5,900	238,773
	Provident Financial Services, Inc.	7,300	77,745

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Renasant Corp.	3,250	$44,200
	Republic Bancorp, Inc. Class A	1,411	29,067
	Rockville Financial, Inc.	1,300	13,650
	Roma Financial Corp.	1,300	16,068
	S&T Bancorp, Inc. (b)	3,400	57,834
	SCBT Financial Corp.	1,860	51,503
	SVB Financial Group (a)(b)	5,300	220,957
	SY Bancorp, Inc.	1,685	35,975
	Sandy Spring Bancorp, Inc.	2,600	23,114
	Santander BanCorp (a)	613	7,528
	Shore Bancshares, Inc.	1,300	18,798
	Sierra Bancorp	1,100	8,393
	Signature Bank (a)	5,100	162,690
	Simmons First National Corp. Class A	1,900	52,820
	Smithtown Bancorp, Inc.	1,100	6,545
	The South Financial Group, Inc.	21,200	13,668
	Southside Bancshares, Inc.	1,964	38,534
	Southwest Bancorp, Inc.	1,300	9,022
	State Bancorp, Inc.	2,200	15,642
	StellarOne Corp.	3,600	35,856
	Sterling Bancorp	1,460	10,424
	Sterling Bancshares, Inc.	9,800	50,274
	Sterling Financial Corp. (a)	260	161
	Suffolk Bancorp	1,500	44,550
	Sun Bancorp, Inc. (a)	2,134	8,003
	Susquehanna Bancshares, Inc.	10,374	61,103
	Texas Capital Bancshares, Inc. (a)	5,200	72,592
	Tompkins Trustco, Inc.	1,290	52,245
	Tower Bancorp, Inc.	400	9,140
	Towne Bank	3,300	38,544
	Trico Bancshares	2,100	34,965
	TrustCo Bank Corp. NY	11,100	69,930
	Trustmark Corp.	8,100	182,574
	UMB Financial Corp. (b)	4,100	161,335
	Umpqua Holdings Corp. (b)	10,888	146,008
	Union Bankshares Corp.	2,350	29,117
	United Bankshares, Inc.	4,700	93,859
	United Community Banks, Inc. (a)	12,043	40,826
	United Security Bancshares	500	8,500
	Univest Corp. of Pennsylvania	1,900	33,307
	Washington Banking Co.	1,400	16,716
	Washington Trust Bancorp, Inc.	2,200	34,276
	Webster Financial Corp.	8,593	101,999
	WesBanco, Inc.	3,400	41,956
	West Bancorp., Inc.	2,600	12,818
	Westamerica Bancorp.	3,700	204,869
	Western Alliance Bancorp (a)	7,100	26,838

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Wilber Corp.	800	$5,760
	Wilshire Bancorp, Inc.	1,900	15,561
	Wintrust Financial Corp.	3,000	92,370
	Yardkin Valley Financial Corp.	2,500	9,150

			7,255,095

Banks: Savings, Thrift & Mortgage	Abington Bancorp, Inc.	3,300	22,737
Lending - 1.0%	Astoria Financial Corp. (b)	10,680	132,752
	Bank Mutual Corp.	7,000	48,440
	BankFinancial Corp.	3,100	30,690
	Beneficial Mutual Bancorp, Inc. (a)	5,000	49,200
	Berkshire Hills Bancorp, Inc.	2,100	43,428
	Brookline Bancorp, Inc. (b)	7,100	70,361
	Brooklyn Federal Bancorp, Inc.	700	7,028
	Clifton Savings Bancorp, Inc.	1,300	12,181
	Dime Community Bancshares, Inc.	3,900	45,708
	Doral Financial Corp. (a)	800	2,904
	ESB Financial Corp.	1,400	18,508
	ESSA Bancorp, Inc.	2,300	26,910
	First Defiance Financial Corp.	1,200	13,548
	First Financial Holdings, Inc.	1,800	23,382
	First Financial Northwest, Inc.	2,700	17,685
	First Financial Service Corp.	600	5,436
	Flagstar Bancorp, Inc. (a)	10,500	6,300
	Flushing Financial Corp.	4,000	45,040
	Fox Chase Bancorp, Inc. (a)	800	7,616
	Great Southern Bancorp, Inc.	1,500	32,040
	Heritage Financial Corp.	1,100	15,158
	Heritage Financial Group	600	4,350
	Home Bancorp, Inc. (a)	1,600	19,504
	Home Federal Bancorp, Inc.	2,700	35,937
	K Fed Bancorp	900	7,911
	Kearny Financial Corp.	2,800	28,224
	Kentucky First Federal Banco	500	5,500
	Legacy Bancorp, Inc./MA	1,000	9,860
	NewAlliance Bancshares, Inc.	13,500	162,135
	Northfield Bancorp, Inc.	2,800	37,856
	Northwest Bancshares, Inc.	4,500	50,940
	OceanFirst Financial Corp.	1,100	12,430
	Ocwen Financial Corp. (a)	8,100	77,517
	Oritani Financial Corp.	1,400	19,222
	Provident New York Bancorp (b)	5,000	42,200
	Prudential Bancorp, Inc. of Pennsylvania	500	4,760
	Territorial BanCorp., Inc. (a)	1,700	30,685
	United Financial Bancorp, Inc.	1,700	22,287
	ViewPoint Financial Group	1,600	23,056

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	WSFS Financial Corp.	900	$23,067
	Waterstone Financial, Inc. (a)	1,000	2,050
	Westfield Financial, Inc.	3,300	27,225

			1,323,768

Beverage: Brewers & Distillers - 0.0%**	Boston Beer Co., Inc. Class A (a)	1,000	46,600

Beverage: Soft Drinks - 0.1%	Coca-Cola Bottling Co. Consolidated	400	21,608
	Diedrich Coffee Inc. (a)	400	13,940
	Farmer Bros. Co.	900	17,766
	Heckmann Corp. (a)	12,800	63,872
	National Beverage Corp.	1,680	23,285
	Peet’s Coffee & Tea, Inc. (a)	1,300	43,329

			183,800

Biotechnology - 3.7%	AMAG Pharmaceuticals, Inc. (a)(b)	2,090	79,483
	ARYx Therapeutics, Inc. (a)	3,000	9,630
	AVI BioPharma, Inc. (a)	10,100	14,746
	Accelrys, Inc. (a)	2,600	14,898
	Acorda Therapeutics, Inc. (a)(b)	5,200	131,144
	Affymax, Inc. (a)(b)	2,100	51,954
	Albany Molecular Research, Inc. (a)(b)	3,700	33,596
	Allos Therapeutics, Inc. (a)	8,700	57,159
	Alnylam Pharmaceuticals, Inc. (a)	5,100	89,862
	Amicus Therapeutics, Inc. (a)	2,200	8,734
	Arena Pharmaceuticals, Inc. (a)	11,100	39,405
	Ariad Pharmaceuticals, Inc. (a)	12,800	29,184
	Arqule, Inc. (a)	6,000	22,140
	Array Biopharma, Inc. (a)	7,400	20,794
	BioDelivery Sciences International Inc (a)	1,500	5,850
	BioMimetic Therapeutics, Inc. (a)	1,523	18,169
	Biodel, Inc. (a)	2,700	11,718
	Cardium Therapeutics, Inc. (a)	7,100	4,828
	Celera Corp. (a)	11,600	80,156
	Cell Therapeutics, Inc. (a)	71,900	80,528
	Celldex Therapeutics, Inc. (a)	2,400	11,232
	Cepheid, Inc. (a)	8,000	99,840
	Chelsea Therapeutics International, Inc. (a)	4,100	11,111
	Clinical Data, Inc. (a)	1,800	32,868
	Cornerstone Therapeutics, Inc. (a)	900	5,472
	Cubist Pharmaceuticals, Inc. (a)(b)	7,400	140,378
	Curis, Inc. (a)	7,000	22,750
	Cypress Bioscience, Inc. (a)	4,300	24,725
	Cytokinetics, Inc. (a)	5,700	16,587
	Cytori Therapeutics, Inc. (a)	3,200	19,520
	Discovery Laboratories, Inc. (a)	10,500	6,599
	Dyax Corp. (a)	8,400	28,476
	Emergent Biosolutions, Inc. (a)	2,400	32,616
	Enzo Biochem, Inc. (a)	4,900	26,362

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Enzon Pharmaceuticals, Inc. (a)	5,600	$58,968
	Exelixis, Inc. (a)(b)	13,600	100,232
	Facet Biotech Corp. (a)	3,480	61,178
	GTx, Inc. (a)	2,800	11,760
	Genomic Health, Inc. (a)	2,100	41,076
	Geron Corp. (a)	11,000	61,050
	Halozyme Therapeutics, Inc. (a)	9,600	56,352
	Harvard Bioscience, Inc. (a)	3,500	12,495
	Hemispherx Biopharma, Inc. (a)	17,500	9,800
	Human Genome Sciences, Inc. (a)(b)	24,000	734,400
	Idenix Pharmaceuticals, Inc. (a)	3,900	8,385
	Idera Pharmaceuticals, Inc. (a)	3,400	17,578
	ImmunoGen, Inc. (a)	6,900	54,234
	Immunomedics, Inc. (a)	9,800	31,458
	Incyte Corp. (a)	11,100	101,121
	Insmed, Inc. (a)	18,600	14,136
	InterMune, Inc. (a)	4,800	62,592
	Kensey Nash Corp. (a)	800	20,400
	Lexicon Genetics, Inc. (a)	12,800	21,760
	Ligand Pharmaceuticals, Inc. Class B (a)	16,900	36,673
	MannKind Corp. (a)	8,100	70,956
	Martek Biosciences Corp. (a)	4,000	75,760
	Maxygen, Inc. (a)	2,500	15,225
	Medivation, Inc. (a)	3,600	135,540
	Metabolix, Inc. (a)	2,500	27,675
	Micromet, Inc. (a)	8,200	54,612
	Molecular Insight Pharmaceuticals, Inc. (a)	2,700	6,075
	Momenta Pharmaceuticals, Inc. (a)	5,400	68,094
	Myriad Pharmaceuticals, Inc. (a)	2,425	12,198
	NPS Pharmaceuticals, Inc. (a)	7,400	25,160
	Nabi Biopharmaceuticals (a)	6,100	29,890
	Nanosphere, Inc. (a)	1,600	10,304
	Nektar Therapeutics (a)	12,800	119,296
	Neurocrine Biosciences, Inc. (a)	5,500	14,960
	Neurogesx, Inc. (a)	1,700	13,107
	Novavax, Inc. (a)	8,900	23,674
	Omeros Corp. (a)	400	2,808
	OncoGenex Pharmaceutical, Inc. (a)	400	8,912
	Onyx Pharmaceuticals, Inc. (a)(b)	7,920	232,373
	Opko Health, Inc. (a)	6,800	12,444
	Orexigen Therapeutics, Inc. (a)	3,000	22,320
	Osiris Therapeutics, Inc. (a)	2,500	17,850
	OxiGene, Inc. (a)	3,700	4,218
	PDL BioPharma, Inc.	15,000	102,900
	Pharmasset, Inc. (a)	3,000	62,100
	Poniard Pharmaceuticals, Inc. (a)	1,300	2,366
	Progenics Pharmaceuticals, Inc. (a)	4,200	18,648

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Protalix BioTherapeutics, Inc. (a)	5,160	$34,159
	RTI Biologics, Inc. (a)	8,200	31,488
	Regeneron Pharmaceuticals, Inc. (a)	8,500	205,530
	Repligen Corp. (a)	4,600	18,906
	Rigel Pharmaceuticals, Inc. (a)	6,100	58,011
	Sangamo Biosciences, Inc. (a)	6,100	36,112
	Savient Pharmaceuticals, Inc. (a)	8,404	114,378
	Seattle Genetics, Inc. (a)	11,500	116,840
	Sequenom, Inc. (a)	7,000	28,980
	StemCells, Inc. (a)	11,800	14,868
	Sucampo Pharmaceuticals, Inc. Class A (a)	1,700	6,868
	Synta Pharmaceuticals Corp. (a)	2,400	12,144
	Theravance, Inc. (a)	7,400	96,718
	Vanda Pharmaceuticals, Inc. (a)	3,500	39,340
	ViroPharma, Inc. (a)	10,700	89,773
	ZymoGenetics, Inc. (a)	5,600	35,784

			4,927,526

Building Materials - 0.9%	Acuity Brands, Inc.	5,500	196,020
	Ameron International Corp. (b)	1,100	69,806
	BlueLinx Holdings, Inc. (a)	2,400	6,648
	Builders FirstSource, Inc. (a)	2,300	8,855
	Gibraltar Industries, Inc. (b)	3,800	59,774
	Griffon Corp. (a)	6,174	75,446
	Headwaters, Inc. (a)	7,200	46,944
	LSI Industries, Inc.	2,900	22,852
	Louisiana-Pacific Corp. (a)	17,100	119,358
	NCI Building Systems, Inc. (a)	9,800	17,738
	Orion Energy Systems, Inc. (a)	3,300	14,487
	Quanex Building Products Corp.	5,300	89,941
	Simpson Manufacturing Co., Inc.	5,308	142,732
	Texas Industries, Inc.	3,290	115,117
	Trex Co., Inc. (a)	1,800	35,280
	Watsco, Inc.	3,400	166,532

			1,187,530

Building: Climate Control - 0.1%	Aaon, Inc.	1,300	25,337
	Comfort Systems USA, Inc. (b)	5,600	69,104
	Interline Brands, Inc. (a)	4,600	79,442

			173,883

Building: Roofing, Wallboard & Plumbing - 0.1%	Beacon Roofing Supply, Inc. (a)(b)	5,600	89,600

Cable Television Services - 0.0%**	Knology, Inc. (a)	3,600	39,420
	Mediacom Communications Corp. Class A (a)	4,900	21,903

			61,323

Casinos & Gambling - 0.4%	Ameristar Casinos, Inc. (b)	3,700	56,351
	Bally Technologies, Inc. (a)(b)	7,100	293,159
	Dover Downs Gaming & Entertainment, Inc.	2,150	8,127

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Isle of Capri Casinos, Inc. (a)	2,300	$17,204
	Lakes Entertainment, Inc. (a)	3,500	8,785
	Monarch Casino & Resort, Inc. (a)	1,400	11,340
	Multimedia Games, Inc. (a)	4,000	24,040
	Pinnacle Entertainment, Inc. (a)(b)	7,640	68,607
	Shuffle Master, Inc. (a)	7,700	63,448
	Youbet.com, Inc. (a)	2,600	7,436

			558,497

Cement - 0.0%**	U.S. Concrete, Inc. (a)	4,300	3,913

Chemicals: Diversified - 1.2%	Aceto Corp. (b)	2,200	11,330
	American Vanguard Corp.	2,900	24,070
	Arch Chemicals, Inc.	3,500	108,080
	Hawkins, Inc.	900	19,647
	Innophos Holdings, Inc.	2,100	48,279
	LSB Industries, Inc. (a)	1,900	26,790
	Landec Corp. (a)	2,600	16,224
	OM Group, Inc. (a)	4,000	125,560
	Olin Corp. (b)	9,900	173,448
	Omnova Solutions, Inc. (a)	5,300	32,489
	PolyOne Corp. (a)	12,800	95,616
	Rockwood Holdings, Inc. (a)	6,700	157,852
	Schulman A, Inc.	2,800	56,504
	Sensient Technologies Corp.	6,700	176,210
	ShengdaTech, Inc. (a)	4,400	26,972
	Solutia, Inc. (a)	16,000	203,200
	W.R. Grace & Co. (a)(b)	9,700	245,895
	Westlake Chemical Corp. (b)	2,800	69,804

			1,617,970

Chemicals: Specialty - 0.4%	Balchem Corp. (b)	2,600	87,126
	Calgon Carbon Corp. (a)	6,900	95,910
	ICO, Inc.	3,000	21,930
	Innospec, Inc.	3,500	35,315
	NewMarket Corp.	1,300	149,201
	Polypore International, Inc. (a)	3,400	40,460
	Quaker Chemical Corp.	1,300	26,832
	Stepan Co.	900	58,329
	Zep, Inc.	3,150	54,558

			569,661

Coal - 0.2%	Cloud Peak Energy, Inc. (a)	3,700	53,872
	International Coal Group, Inc. (a)	13,000	50,180
	James River Coal Co. (a)	3,400	63,002
	Patriot Coal Corp. (a)	9,500	146,870
	Westmoreland Coal Co. (a)	1,600	14,256

			328,180

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Commercial Finance & Mortgage	Financial Federal Corp.	3,200	$88,000
Companies - 0.1%	Medallion Financial Corp.	2,300	18,791
	NewStar Financial, Inc. (a)	3,400	13,328

			120,119

Commercial Services - 2.4%	ABM Industries, Inc.	6,400	132,224
	APAC Customer Services, Inc. (a)	3,700	22,052
	Administaff, Inc.	2,500	58,975
	The Advisory Board Co. (a)	1,800	55,188
	Barrett Business Services, Inc.	500	6,145
	CBIZ, Inc. (a)	6,400	49,280
	CDI Corp.	1,200	15,540
	CRA International, Inc. (a)	1,500	39,975
	CoStar Group, Inc. (a)(b)	2,500	104,425
	Compass Diversified Holdings	3,600	45,936
	Cornell Cos., Inc. (a)	1,200	27,240
	Corporate Executive Board Co. (b)	4,200	95,844
	Diamond Management & Technology Consultants, Inc.	2,600	19,162
	Dice Holdings, Inc. (a)	2,300	15,065
	DynCorp. International, Inc. (a)(b)	3,600	51,660
	ExlService Holdings, Inc. (a)	2,200	39,952
	Forrester Research, Inc. (a)	1,800	46,710
	G&K Services, Inc. Class A	2,700	67,851
	GP Strategies Corp. (a)	1,300	9,789
	The Geo Group, Inc. (a)	7,000	153,160
	Global Sources Ltd. (a)	2,477	15,481
	The Hackett Group, Inc. (a)	5,800	16,124
	Healthcare Services Group, Inc.	6,000	128,760
	Heidrick & Struggles International, Inc.	2,000	62,480
	Huron Consulting Group, Inc. (a)(b)	2,600	59,904
	ICF International, Inc. (a)	920	24,656
	ICT Group, Inc. (a)	900	14,697
	Innodata Corp. (a)	2,200	12,188
	Kelly Services, Inc. Class A	4,000	47,720
	Kforce, Inc. (a)	4,100	51,250
	Korn/Ferry International (a)	5,600	92,400
	Liquidity Services, Inc. (a)	2,300	23,161
	LoopNet, Inc. (a)	2,200	21,868
	MAXIMUS, Inc.	2,300	115,000
	MPS Group, Inc. (a)	12,600	173,124
	Mac-Gray Corp. (a)	1,700	17,510
	Navigant Consulting, Inc. (a)	6,200	92,132
	On Assignment, Inc. (a)	5,300	37,895
	Resources Connection, Inc. (a)(b)	5,600	118,832
	Rollins, Inc.	6,100	117,608
	SYKES Enterprises, Inc. (a)	4,300	109,521
	Spherion Corp. (a)	7,600	42,712

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Standard Parking Corp. (a)	600	$9,528
	Startek, Inc. (a)	1,000	7,480
	TeleTech Holdings, Inc. (a)	4,600	92,138
	TrueBlue, Inc. (a)	5,400	79,974
	Unifirst Corp. (b)	2,000	96,220
	Volt Information Sciences, Inc. (a)	1,850	18,500
	Watson Wyatt Worldwide, Inc. (a)(b)	5,500	261,360
	World Fuel Services Corp.	7,700	206,283

			3,222,679

Commercial Services:	Aircastle Ltd.	6,700	65,995
Rental & Leasing - 0.4%	CAI International, Inc. (a)	1,400	12,642
	Electro Rent Corp.	2,800	32,312
	H&E Equipment Services, Inc. (a)	4,000	41,960
	McGrath RentCorp	3,400	76,024
	Mobile Mini, Inc. (a)	5,100	71,859
	PHH Corp. (a)	7,200	115,992
	RSC Holdings, Inc. (a)	7,100	49,984
	TAL International Group, Inc.	2,200	29,106
	United Rentals, Inc. (a)	7,600	74,556
	Willis Lease Finance Corp. (a)	600	9,000

			579,430

Commercial Vehicles & Parts - 0.2%	Force Protection, Inc. (a)	8,600	44,720
	Miller Industries, Inc. (a)	1,500	17,025
	Modine Manufacturing Co.	6,500	76,960
	Rush Enterprises, Inc. Class A (a)	4,700	55,883
	Spartan Motors, Inc.	4,900	27,587

			222,175

Communications Technology - 2.7%	3Com Corp. (a)(b)	51,700	387,750
	AboveNet, Inc. (a)	1,600	104,064
	Acme Packet, Inc. (a)(b)	5,600	61,600
	Adtran, Inc.	7,000	157,850
	Airvana, Inc. (a)	3,700	28,120
	Anaren, Inc. (a)(b)	1,500	22,575
	Anixter International, Inc. (a)(b)	3,800	178,980
	Aruba Networks, Inc. (a)	7,400	78,884
	Bel Fuse, Inc.	1,500	32,235
	BigBand Networks, Inc. (a)	5,100	17,544
	Black Box Corp.	2,100	59,514
	Comtech Telecommunications Corp. (a)	3,500	122,675
	Digi International, Inc. (a)(b)	2,600	23,712
	DigitalGlobe, Inc. (a)	2,200	53,240
	EMS Technologies, Inc. (a)	1,600	23,200
	Echelon Corp. (a)(b)	4,600	53,176
	Emulex Corp. (a)	10,500	114,450
	Extreme Networks, Inc. (a)	9,900	28,413
	GSI Technology, Inc. (a)	1,300	5,824

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	GeoEye, Inc. (a)	2,300	$64,124
	Globecomm Systems, Inc. (a)	3,100	24,242
	Harmonic, Inc. (a)	11,700	74,061
	Harris Stratex Networks, Inc. Class A (a)	7,200	49,752
	Hughes Communications, Inc. (a)	1,300	33,839
	Infinera Corp. (a)	11,700	103,779
	InterDigital, Inc. (a)(b)	5,600	148,624
	Ixia (a)(b)	4,500	33,480
	KVH Industries, Inc. (a)	1,500	22,125
	Loral Space & Communications Ltd. (a)	1,500	47,415
	NETGEAR, Inc. (a)	4,300	93,267
	Network Equipment Technologies, Inc. (a)	4,300	17,415
	Novatel Wireless, Inc. (a)	3,500	27,895
	Oplink Communications, Inc. (a)	2,428	39,795
	PC-Tel, Inc. (a)	2,800	16,576
	Plantronics, Inc. (b)	6,300	163,674
	Polycom, Inc. (a)(b)	10,800	269,676
	Power-One, Inc. (a)	10,200	44,370
	Riverbed Technology, Inc. (a)(b)	7,000	160,790
	SeaChange International, Inc. (a)	3,500	22,995
	Shoretel, Inc. (a)	6,500	37,570
	Sonus Networks, Inc. (a)	25,400	53,594
	Switch and Data Facilities Co., Inc. (a)	2,500	50,525
	Sycamore Networks, Inc.	2,790	58,339
	Syniverse Holdings, Inc. (a)	9,400	164,312
	Tekelec (a)	8,300	126,824
	Viasat, Inc. (a)	3,600	114,408

			3,617,272

Computer Services Software &	3PAR, Inc. (a)	4,000	47,400
Systems - 6.3%	ACI Worldwide, Inc. (a)	5,000	85,750
	AMICAS, Inc. (a)	5,300	28,832
	ActivIdentity Corp. (a)	6,600	15,510
	Actuate Corp. (a)	6,800	29,104
	Acxiom Corp. (a)(b)	9,400	126,148
	American Reprographics Co. (a)	5,400	37,854
	American Software Class A	3,300	19,800
	ArcSight, Inc. (a)	2,200	56,276
	Ariba, Inc. (a)	11,000	137,720
	Art Technology Group, Inc. (a)	17,600	79,376
	AsiaInfo Holdings, Inc. (a)	3,900	118,833
	Avid Technology, Inc. (a)	4,200	53,592
	Blackbaud, Inc.	6,100	144,143
	Blackboard, Inc. (a)	4,000	181,560
	Blue Coat Systems, Inc. (a)	5,000	142,700
	Bottomline Technologies, Inc. (a)	3,000	52,710
	CACI International, Inc. Class A (a)	4,100	200,285
	COMSYS IT Partners, Inc. (a)	2,300	20,447

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	CSG Systems International, Inc. (a)	4,300	$82,087
	Callidus Software, Inc. (a)	4,500	13,590
	China Information Security Technology, Inc. (a)	2,900	17,864
	China Transinfo Technology (a)	1,800	14,706
	Chordiant Software, Inc. (a)	2,460	6,765
	Ciber, Inc. (a)	10,280	35,466
	CommVault Systems, Inc. (a)	5,200	123,188
	ComScore, Inc. (a)	3,100	54,405
	Compellent Technologies, Inc. (a)	2,000	45,360
	Computer Task Group, Inc. (a)	2,200	17,622
	Concur Technologies, Inc. (a)	5,200	222,300
	DealerTrack Holdings, Inc. (a)	5,300	99,587
	Delrek, Inc. (a)	2,233	17,373
	DemandTec, Inc. (a)	3,300	28,941
	Digital River, Inc. (a)	4,900	132,251
	DivX, Inc. (a)	5,200	29,328
	Double-Take Software, Inc. (a)	1,800	17,982
	EPIQ Systems, Inc. (a)	3,800	53,162
	EarthLink, Inc.	13,100	108,861
	Ebix, Inc. (a)	900	43,947
	eLoyalty Corp. (a)	1,300	8,931
	Epicor Software Corp. (a)	6,900	52,578
	ePlus, Inc. (a)	500	8,255
	FalconStor Software, Inc. (a)	5,400	21,924
	Fortinet, Inc. (a)	1,300	22,841
	GSE Systems, Inc. (a)	2,600	14,248
	Gartner, Inc. Class A (a)	8,200	147,928
	i2 Technologies, Inc. (a)	2,300	43,976
	iGate Corp.	3,300	33,000
	infoGROUP, Inc.	5,000	40,100
	Imergent, Inc.	1,500	9,105
	Informatica Corp. (a)(b)	11,400	294,804
	Infospace, Inc. (a)	4,600	39,422
	Integral Systems, Inc. (a)	1,642	14,220
	Interactive Intelligence, Inc. (a)	1,400	25,816
	Internap Network Services Corp. (a)	7,610	35,767
	Internet Brands, Inc. Class A (a)	4,000	31,320
	Internet Capital Group, Inc. (a)	5,500	36,575
	JDA Software Group, Inc. (a)	3,800	96,786
	Kenexa Corp. (a)	2,600	33,930
	Keynote Systems, Inc.	1,200	13,092
	Lawson Software, Inc. (a)	19,200	127,680
	Limelight Networks, Inc. (a)	4,317	16,966
	Lionbridge Technologies, Inc. (a)	9,500	21,850
	LivePerson, Inc. (a)	6,100	42,395
	LogMeIn, Inc. (a)	800	15,960

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Manhattan Associates, Inc. (a)	3,300	$79,299
	Mantech International Corp. Class A (a)	3,000	144,840
	Mentor Graphics Corp. (a)	12,000	105,960
	Mercury Computer Systems, Inc. (a)	3,400	37,434
	MicroStrategy, Inc. Class A (a)	1,100	103,422
	Moduslink Global Solutions, Inc. (a)	6,500	61,165
	Monotype Imaging Holdings, Inc. (a)	3,400	30,702
	NCI, Inc. Class A (a)	600	16,590
	NIC, Inc.	7,300	66,722
	Ness Technologies, Inc. (a)	5,800	28,420
	NetScout Systems, Inc. (a)	3,600	52,704
	NetSuite, Inc. (a)	2,600	41,548
	OpenTable, Inc. (a)	200	5,092
	Openwave Systems, Inc. (a)	12,900	29,412
	Opnet Technologies, Inc.	2,000	24,380
	PAR Technology Corp. (a)	1,600	9,248
	PROS Holdings, Inc. (a)	3,000	31,050
	Parametric Technology Corp. (a)(b)	15,120	247,061
	Pegasystems, Inc.	2,200	74,800
	Perficient, Inc. (a)	4,300	36,249
	Pervasive Software Inc. (a)	2,200	10,604
	Phoenix Technologies Ltd. (a)	3,300	9,075
	Progress Software Corp. (a)(b)	5,500	160,655
	QAD, Inc.	1,800	10,998
	Quest Software, Inc. (a)(b)	7,700	141,680
	Rackspace Hosting, Inc. (a)(b)	8,700	181,395
	Radiant Systems, Inc. (a)(b)	4,200	43,680
	RealNetworks, Inc. (a)	12,000	44,520
	RightNow Technologies, Inc. (a)	3,200	55,584
	SAVVIS, Inc. (a)	5,050	70,902
	SRA International, Inc. Class A (a)	5,900	112,690
	SYNNEX Corp. (a)	2,800	85,848
	Saba Software, Inc. (a)	3,700	15,318
	Sapient Corp. (a)	10,600	87,662
	Smith Micro Software, Inc. (a)	3,300	30,162
	SolarWinds, Inc. (a)	1,300	29,913
	Solera Holdings, Inc. (b)	9,400	338,494
	SonicWALL, Inc. (a)	7,700	58,597
	Sourcefire, Inc. (a)	2,800	74,900
	Stanley, Inc. (a)	1,700	46,597
	SuccessFactors, Inc. (a)	6,400	106,112
	Support.com Inc. (a)	4,100	10,824
	Synchronoss Technologies, Inc. (a)	2,800	44,268
	Syntel, Inc.	1,900	72,257
	TIBCO Software, Inc. (a)	22,400	215,712
	TNS, Inc. (a)	3,200	82,208
	Taleo Corp. Class A (a)	4,900	115,248

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	TechTarget, Inc. (a)	1,800	$10,134
	TeleCommunication Systems, Inc. Class A (a)	4,800	46,464
	Terremark Worldwide, Inc. (a)	8,300	56,772
	Tier Technologies, Inc. Class B (a)	2,600	20,800
	Tyler Technologies, Inc. (a)	4,100	81,631
	Ultimate Software Group, Inc. (a)	3,400	99,858
	Unica Corp. (a)	1,800	13,950
	Unisys Corp. (a)	5,640	217,478
	United Online, Inc.	10,444	75,092
	VASCO Data Security International, Inc. (a)	4,200	26,292
	VeriFone Holdings, Inc. (a)	9,800	160,524
	Virtusa Corp. (a)	1,900	17,214
	Web.Com Group, Inc. (a)	2,800	18,284
	Websense, Inc. (a)(b)	5,500	96,030
	Zix Corp. (a)	9,100	15,561

			8,430,379

Computer Technology - 0.8%	Adaptec, Inc. (a)	14,300	47,905
	Cray, Inc. (a)	4,000	25,680
	Dynamics Research Corp. (a)	1,200	12,732
	Imation Corp. (b)	3,300	28,776
	Immersion Corp. (a)	4,100	18,737
	Insight Enterprises, Inc. (a)	6,500	74,230
	Intermec, Inc. (a)	8,700	111,882
	Isilon Systems, Inc. (a)	4,000	27,440
	Netezza Corp. (a)	6,700	64,990
	PC Connection, Inc. (a)	1,400	9,450
	PC Mall, Inc. (a)	1,800	9,396
	Palm, Inc. (a)(b)	21,500	215,860
	Quantum Corp. (a)	26,600	77,938
	Radisys Corp. (a)(b)	3,600	34,380
	Rimage Corp. (a)	1,400	24,276
	STEC, Inc. (a)(b)	2,900	47,386
	Safeguard Scientifics, Inc. (a)	3,050	31,446
	Silicon Graphics International Corp. (a)	4,500	31,545
	Stratasys, Inc. (a)	2,900	50,112
	Super Micro Computer, Inc. (a)	2,600	28,912
	Synaptics, Inc. (a)	4,350	133,328

			1,106,401

Construction - 0.5%	EMCOR Group, Inc. (a)(b)	8,900	239,410
	Granite Construction, Inc.	4,300	144,738
	Great Lakes Dredge & Dock Corp.	6,000	38,880
	Insituform Technologies, Inc. Class A (a)	5,300	120,416

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Orion Marine Group, Inc. (a)	3,300	$69,498
	Primoris Services Corp.	1,100	8,767
	Sterling Construction Co., Inc. (a)	1,500	28,770
	Tutor Perini Corp. (a)	3,700	66,896

			717,375

Consumer Electronics - 0.1%	Audiovox Corp. Class A (a)	2,700	19,143
	Ipass, Inc.	1,300	1,352
	TiVo, Inc. (a)	14,031	142,836
	Universal Electronics, Inc. (a)	1,500	34,830

			198,161

Consumer Lending - 0.7%	Advance America, Cash Advance Centers, Inc.	6,600	36,696
	Asset Acceptance Capital Corp. (a)	2,200	14,916
	Cash America International, Inc.	4,000	139,840
	Credit Acceptance Corp. (a)	878	36,964
	Dollar Financial Corp. (a)	3,400	80,444
	Encore Capital Group, Inc. (a)	2,000	34,800
	Ezcorp, Inc. (a)	5,600	96,376
	First Cash Financial Services, Inc. (a)	2,733	60,645
	The First Marblehead Corp. (a)	9,700	20,661
	MGIC Investment Corp. (a)	15,700	90,746
	MoneyGram International, Inc. (a)	12,600	36,288
	Nelnet, Inc. Class A	2,800	48,244
	Portfolio Recovery Associates, Inc. (a)	2,100	94,248
	QC Holdings, Inc.	300	1,443
	Tree.com, Inc. (a)	400	3,660
	World Acceptance Corp. (a)	2,000	71,660

			867,631

Consumer Services: Miscellaneous - 0.7%	Ancestry.com, Inc. (a)	700	9,807
	Coinstar, Inc. (a)	3,825	106,258
	Core-Mark Holdings Co., Inc. (a)	1,500	49,440
	Jackson Hewitt Tax Service, Inc.	3,000	13,200
	The Knot, Inc. (a)	4,500	45,315
	Mercadolibre, Inc. (a)	3,300	171,171
	Move, Inc. (a)	22,900	38,014
	Nutri/System, Inc.	3,900	121,563
	Pre-Paid Legal Services, Inc. (a)(b)	800	32,864
	Sotheby’s Holdings, Inc. Class A	9,100	204,568
	Steiner Leisure Ltd. (a)	2,100	83,496

			875,696

Containers & Packaging - 0.4%	AEP Industries, Inc. (a)	600	22,968
	Bway Holding Co. (a)	800	15,376
	Graphic Packaging Holding Co. (a)	16,200	56,214

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Myers Industries, Inc. (b)	4,700	$42,770
	Rock-Tenn Co. Class A (b)	4,900	247,009
	Silgan Holdings, Inc.	3,400	196,792

			581,129

Cosmetics - 0.2%	Bare Escentuals, Inc. (a)	9,095	111,232
	Elizabeth Arden, Inc. (a)(b)	3,500	50,540
	Inter Parfums, Inc.	2,050	24,949
	Revlon, Inc., Class A (a)	2,800	47,628

			234,349

Diversified Financial Services - 0.4%	American Physicians Service Group, Inc.	600	13,836
	Broadpoint Gleacher Securities, Inc. (a)	7,451	33,231
	Cheviot Financial Corp.	300	2,217
	Duff & Phelps Corp.	2,400	43,824
	Evercore Partners, Inc. Class A	1,800	54,720
	FBR Capital Markets Corp. (a)	2,300	14,214
	First California Financial Group (a)	1,100	3,014
	Main Street Capital Corp.	1,100	17,732
	Piper Jaffray Cos. (a)	2,500	126,525
	Rewards Network, Inc.	900	11,304
	Sanders Morris Harris Group, Inc.	3,000	16,500
	Stifel Financial Corp. (a)	3,852	228,192
	Thomas Weisel Partners Group, Inc. (a)	3,121	11,797
	Triangle Capital Corp.	900	10,881

			587,987

Diversified Manufacturing	A.M. Castle & Co.	2,500	34,225
Operations - 0.2%	Barnes Group, Inc. (b)	5,800	98,020
	Federal Signal Corp.	5,700	34,314
	Raven Industries, Inc.	2,300	73,071
	Standex International Corp.	1,900	38,171
	Trimas Corp. (a)	2,000	13,540

			291,341

Diversified Materials & Processing - 0.8%	Belden, Inc. (b)	6,400	140,288
	Cabot Microelectronics Corp. (a)	3,300	108,768
	Clarcor, Inc. (b)	6,900	223,836
	Encore Wire Corp.	2,100	44,247
	Fushi Copperweld, Inc. (a)	2,300	23,276
	Harbinger Group, Inc. (a)	1,200	8,424
	Hexcel Corp. (a)	13,200	171,336
	Insteel Industries, Inc.	2,600	33,800
	Koppers Holdings, Inc.	2,900	88,276
	NL Industries, Inc.	1,200	8,328
	Rogers Corp. (a)	2,300	69,713
	Symyx Technologies, Inc. (a)	5,300	29,150
	Tredegar Corp. (b)	4,400	69,608
	Uranium Energy Corp. (a)	7,900	29,862

			1,048,912

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Diversified Media - 0.1%	Belo Corp. Class A	11,300	$61,472
	EW Scripps Co. (a)	4,400	30,624
	Playboy Enterprises, Inc. Class B (a)	1,800	5,760

			97,856

Diversified Retail - 0.6%	99 Cents Only Stores (a)	6,600	86,262
	Dillard’s, Inc. Class A	6,500	119,925
	Fred’s, Inc.	4,700	47,940
	GSI Commerce, Inc. (a)	3,800	96,482
	Gaiam, Inc. (a)	2,500	19,225
	HSN, Inc. (a)	5,500	111,045
	Lumber Liquidators, Inc. (a)	1,800	48,240
	Overstock.com, Inc. (a)	2,400	32,544
	PriceSmart, Inc.	2,400	49,056
	Saks, Inc. (a)	16,000	104,960
	Tuesday Morning Corp. (a)	4,700	12,126

			727,805

Drug & Grocery Store Chains - 0.6%	Arden Group, Inc. Class A	200	19,124
	Casey’s General Stores, Inc. (b)	6,500	207,480
	drugstore.com, Inc. (a)	12,800	39,552
	The Great Atlantic & Pacific Tea Co., Inc. (a)	4,107	48,421
	Ingles Markets, Inc. Class A (b)	1,900	28,747
	Nash Finch Co.	1,500	55,635
	The Pantry, Inc. (a)(b)	2,500	33,975
	PetMed Express, Inc.	2,700	47,601
	Ruddick Corp.	5,400	138,942
	Spartan Stores, Inc. (b)	3,300	47,157
	Susser Holdings Corp. (a)	1,100	9,449
	Village Super Market, Inc. Class A	800	21,856
	Weis Markets, Inc. (b)	1,600	58,176
	Winn-Dixie Stores, Inc. (a)	6,700	67,268

			823,383

Education Services - 0.6%	Ambassadors Group, Inc. (b)	2,900	38,541
	American Public Education, Inc. (a)(b)	2,200	75,592
	Archipelago Learning, Inc. (a)	700	14,490
	Bridgepoint Education, Inc. (a)	1,600	24,032
	Capella Education Co. (a)	1,800	135,540
	Chinacast Education Corp. (a)	4,300	32,508
	Corinthian Colleges, Inc. (a)(b)	10,100	139,077
	Franklin Covey Co. (a)	1,800	11,340
	Grand Canyon Education, Inc. (a)	2,100	39,921
	K12, Inc. (a)	3,400	68,918
	Learning Tree International, Inc. (a)	1,200	14,328
	Lincoln Educational Services Corp. (a)	1,000	21,670
	Nobel Learning Communities, Inc. (a)	500	3,795
	The Princeton Review, Inc. (a)	2,300	9,338
	Renaissance Learning, Inc.	800	9,088

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Rosetta Stone, Inc. (a)	900	$16,155
	School Specialty, Inc. (a)	2,800	65,492
	Universal Technical Institute, Inc. (a)	2,300	46,460

			766,285

Electronic Components - 0.5%	3D Systems Corp. (a)	2,600	29,380
	Acacia Research - Acacia Technologies (a)	3,800	34,618
	Checkpoint Systems, Inc. (a)	5,500	83,875
	Cogent, Inc. (a)	4,900	50,911
	DDi Corp. (a)	2,700	13,203
	Methode Electronics, Inc.	5,500	47,740
	Microvision, Inc. (a)	10,800	34,236
	Multi-Fineline Electronix, Inc. (a)	1,500	42,555
	NVE Corp. (a)	500	20,560
	Park Electrochemical Corp.	3,000	82,920
	ScanSource, Inc. (a)(b)	3,300	88,110
	Smart Modular Technologies WWH, Inc. (a)	5,500	34,595
	TTM Technologies, Inc. (a)	5,200	59,956
	Technitrol, Inc. (b)	6,200	27,156
	Universal Display Corp. (a)(b)	3,500	43,260

			693,075

Electronic Entertainment - 0.2%	DTS, Inc. (a)	2,100	71,841
	Memsic, Inc. (a)	3,000	9,840
	THQ, Inc. (a)	8,000	40,320
	Take-Two Interactive Software, Inc. (a)	9,900	99,495

			221,496

Electronics - 0.5%	Agilysys, Inc.	2,000	18,200
	American Science & Engineering, Inc.	1,100	83,424
	CPI International, Inc. (a)	1,100	14,564
	Coherent, Inc. (a)	2,600	77,298
	Daktronics, Inc.	5,000	46,050
	II-VI, Inc. (a)	3,500	111,300
	IPG Photonics Corp. (a)	3,400	56,916
	iRobot Corp. (a)	2,200	38,720
	Newport Corp. (a)(b)	5,300	48,707
	Rofin-Sinar Technologies, Inc. (a)	4,100	96,801
	SRS Labs Inc. (a)	1,600	11,728
	Spectrum Control, Inc. (a)	1,900	17,993

			621,701

Energy Equipment - 0.2%	Ascent Solar Technologies, Inc. (a)	1,700	9,010
	Energy Conversion Devices, Inc. (a)	6,000	63,420
	Evergreen Solar, Inc. (a)	27,500	41,525
	FuelCell Energy, Inc. (a)	8,400	31,584
	GT Solar International, Inc. (a)	4,500	25,020

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	PowerSecure International, Inc. (a)	2,200	$15,862
	Raser Technologies, Inc. (a)	7,800	9,672
	STR Holdings, Inc. (a)	1,200	18,852

			214,945

Engineering & Contracting	Argan, Inc. (a)	1,300	18,707
Services - 0.4%	Dycom Industries, Inc. (a)	4,700	37,741
	ENGlobal Corp. (a)	2,600	8,138
	Exponent, Inc. (a)	2,000	55,680
	Furmamite Corp. (a)	5,600	21,336
	Hill International, Inc. (a)	3,900	24,336
	Integrated Electrical Services, Inc. (a)	1,300	7,605
	Layne Christensen Co. (a)	2,800	80,388
	MYR Group, Inc. (a)	2,000	36,160
	Michael Baker Corp. (a)	900	37,260
	Mistras Group, Inc. (a)	1,000	15,060
	Tetra Tech, Inc. (a)	8,200	222,794
	VSE Corp.	400	18,032

			583,237

Entertainment - 0.3%	Ascent Media Corp. Class A (a)(b)	2,145	54,762
	CKX, Inc. (a)	8,600	45,322
	Carmike Cinemas, Inc. (a)	900	6,804
	Cinemark Holdings, Inc.	3,800	54,606
	Live Nation, Inc. (a)	11,600	98,716
	LodgeNet Interactive Corp. (a)	2,000	11,060
	Reading International, Inc. Class A (a)	3,200	12,960
	Rentrak Corp. (a)	1,300	22,971
	World Wrestling Entertainment, Inc.	2,400	36,792

			343,993

Financial Data & Systems - 1.0%	Advent Software, Inc. (a)(b)	2,200	89,606
	Cardtronics, Inc. (a)	1,700	18,819
	Cass Information Systems, Inc.	1,225	37,240
	CompuCredit Hldgs Corp.	2,500	8,325
	CyberSource Corp. (a)	8,941	179,803
	Euronet Worldwide, Inc. (a)	6,700	147,065
	Fair Isaac Corp.	6,200	132,122
	Global Cash Access, Inc. (a)	5,500	41,195
	Heartland Payment Systems, Inc.	5,300	69,589
	Information Services Group, Inc. (a)	4,300	13,631
	Jack Henry & Associates, Inc. (b)	10,895	251,892
	Net 1 UEPS Technologies, Inc. (a)	3,800	73,796
	Online Resources Corp. (a)	3,800	19,988
	RiskMetrics Group, Inc. (a)	3,300	52,503
	S1 Corp. (a)(b)	6,000	39,120
	Value Line, Inc.	100	2,511
	Wright Express Corp. (a)	5,300	168,858

			1,346,063

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Foods - 1.1%	American Dairy, Inc. (a)	1,300	$28,184
	American Italian Pasta Co. Class A (a)(b)	2,600	90,454
	B&G Foods, Inc. Class A	3,800	34,884
	China Biotics, Inc. (a)	1,300	20,111
	Chiquita Brands International, Inc. (a)(b)	5,600	101,024
	Diamond Foods, Inc.	2,000	71,080
	Dole Food Co.,Inc. (a)	4,200	52,122
	Hain Celestial Group, Inc. (a)	5,000	85,050
	J&J Snack Foods Corp. (b)	2,000	79,920
	Lancaster Colony Corp.	2,400	119,280
	Lance, Inc.	3,900	102,570
	Lifeway Foods, Inc. (a)	600	7,128
	Medifast, Inc. (a)	1,600	48,928
	Nutraceutical International Corp. (a)	1,600	19,792
	Omega Protein Corp. (a)	2,800	12,208
	Overhill Farms, Inc. (a)	2,600	12,636
	Schiff Nutrition International, Inc.	800	6,256
	Seneca Foods Corp. (a)	1,000	23,870
	Smart Balance, Inc. (a)	7,500	45,000
	Synutra International, Inc. (a)	2,700	36,477
	Tootsie Roll Industries, Inc.	3,441	94,215
	TreeHouse Foods, Inc. (a)	4,200	163,212
	United Natural Foods, Inc. (a)	5,500	147,070
	Zhongpin, Inc. (a)	2,900	45,269

			1,446,740

Forest Products - 0.1%	Deltic Timber Corp.	1,500	69,270
	Universal Forest Products, Inc.	2,400	88,344

			157,614

Forms & Bulk Printing Services - 0.3%	Bowne & Co., Inc.	5,275	35,237
	Consolidated Graphics, Inc. (a)	1,200	42,024
	Deluxe Corp.	6,400	94,656
	Ennis, Inc.	3,800	63,802
	Innerworkings, Inc. (a)	3,600	21,240
	M&F Worldwide Corp. (a)	1,500	59,250
	Multi-Color Corp.	1,550	18,926
	Schawk, Inc.	2,300	31,280
	The Standard Register Co.	2,100	10,710

			377,125

Funeral Parlors & Cemeteries - 0.2%	Matthews International Corp. Class A	3,900	138,177
	Stewart Enterprises, Inc. Class A	11,700	60,255

			198,432

Gas Pipeline - 0.0%**	Crosstex Energy, Inc.	4,500	27,225

Glass - 0.0%**	Apogee Enterprises, Inc.	3,300	46,200

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Gold - 0.2%	Allied Nevada Gold Corp. (a)	7,500	$113,100
	Coeur d’Alene Mines Corp. (a)(b)	9,600	173,376
	US Gold Corp. (a)	8,600	21,328

			307,804

Health Care Facilities - 0.6%	Amsurg Corp. (a)	4,400	96,888
	Assisted Living Concepts, Inc. (a)	1,520	40,082
	Capital Senior Living Corp. (a)	3,400	17,068
	Emeritus Corp. (a)	2,800	52,500
	The Ensign Group, Inc.	1,600	24,592
	Hanger Orthopedic Group, Inc. (a)	3,800	52,554
	Kindred Healthcare, Inc. (a)	4,780	88,239
	LCA-Vision, Inc. (a)	1,500	7,680
	MedCath Corp. (a)	1,400	11,074
	National Healthcare Corp. (b)	1,200	43,332
	Psychiatric Solutions, Inc. (a)	7,200	152,208
	Select Medical Holdings Corp. (a)	3,900	41,418
	Skilled Healthcare Group, Inc. Class A (a)	2,000	14,900
	Sun Healthcare Group, Inc. (a)	6,300	57,771
	Sunrise Senior Living, Inc. (a)	4,700	15,134
	US Physical Therapy, Inc. (a)	1,700	28,781

			744,221

Health Care Management Services - 1.0%	AMERIGROUP Corp. (a)(b)	6,700	180,632
	American Dental Partners, Inc. (a)	2,000	25,800
	Bioscript, Inc. (a)	4,600	38,456
	Catalyst Health Solutions, Inc. (a)(b)	5,000	182,350
	Centene Corp. (a)	5,400	114,318
	Computer Programs & Systems, Inc. (b)	1,100	50,655
	Contiucare Corp. (a)	2,600	11,362
	HealthSpring, Inc. (a)	6,700	117,987
	Magellan Health Services, Inc. (a)	4,700	191,431
	MedQuist Inc.	1,800	12,042
	Metropolitan Health Networks, Inc. (a)	5,900	11,741
	Molina Healthcare, Inc. (a)	2,000	45,740
	National Research Corp.	200	4,140
	Transcend Services, Inc. (a)	900	19,224
	Triple-S Management Corp. (a)	2,500	44,000
	Universal American Financial Corp. (a)(b)	4,000	46,800
	WellCare Health Plans, Inc. (a)	5,498	202,106

			1,298,784

Health Care Services - 1.9%	AMN Healthcare Services, Inc. (a)	3,900	35,334
	Air Methods Corp. (a)(b)	1,500	50,430
	Alliance Healthcare Services, Inc. (a)	3,900	22,269
	Allied Healthcare International, Inc. (a)	6,400	18,624
	Almost Family, Inc. (a)	900	35,577
	Amedisys, Inc. (a)(b)	3,533	171,562
	athenahealth, Inc. (a)(b)	4,300	194,532

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	CardioNet, Inc. (a)	2,500	$14,850
	Chemed Corp.	3,100	148,707
	Chindex International, Inc. (a)	2,000	28,260
	Corvel Corp. (a)	1,150	38,571
	Cross Country Healthcare, Inc. (a)(b)	4,600	45,586
	Eclipsys Corp. (a)(b)	7,700	142,604
	Emergency Medical Services Corp. (a)	3,700	200,355
	Gentiva Health Services, Inc. (a)	3,600	97,236
	HMS Holdings Corp. (a)(b)	3,300	160,677
	Health Grades, Inc. (a)	3,600	15,444
	HealthSouth Corp. (a)(b)	12,000	225,240
	Healthways, Inc. (a)	4,800	88,032
	IPC The Hospitalist Co., Inc. (a)	2,300	76,475
	LHC Group, Inc. (a)	1,900	63,859
	MWI Veterinary Supply, Inc. (a)	1,600	60,320
	Medidata Solutions, Inc. (a)	700	10,920
	Novamed Eyecare, Inc. (a)	2,800	10,864
	Odyssey HealthCare, Inc. (a)(b)	4,000	62,320
	Omnicell, Inc. (a)	4,600	53,774
	PharMerica Corp. (a)	3,686	58,534
	Phase Forward, Inc. (a)	5,400	82,890
	Quality Systems, Inc. (b)	3,200	200,928
	RehabCare Group, Inc. (a)	3,100	94,333
	Res-Care, Inc. (a)	3,700	41,440
	Virtual Radiologic Corp. (a)	800	10,208

			2,560,755

Health Care: Miscellaneous - 0.1%	MedAssets, Inc. (a)	5,500	116,655
	The Providence Service Corp. (a)	1,100	17,380

			134,035

Home Building - 0.2%	Beazer Homes USA, Inc. (a)	4,300	20,812
	Brookfield Homes Corp. (a)	1,763	14,104
	Hovnanian Enterprises, Inc. Class A (a)	5,800	22,272
	M/I Homes, Inc. (a)	2,700	28,053
	Meritage Homes Corp. (a)	3,900	75,387
	Ryland Group, Inc.	5,400	106,380
	Standard-Pacific Corp. (a)	12,400	46,376

			313,384

Hotel/Motel - 0.2%	Gaylord Entertainment Co. (a)	5,500	108,625
	Marcus Corp.	3,100	39,742
	Morgans Hotel Group Co. (a)	2,000	9,060
	Orient Express Hotels Ltd. Class A	10,600	107,484
	Red Lion Hotels Corp. (a)	700	3,458

			268,369

Household Appliances - 0.0%**	National Presto Industries, Inc.	600	65,538

Household Equipment & Products - 0.5%	American Greetings Corp. Class A (b)	5,000	108,950
	Blyth, Inc.	750	25,290

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	CSS Industries, Inc.	1,200	$23,328
	Central Garden & Pet Co. Class A (a)	7,869	78,218
	Helen of Troy Ltd. (a)	4,200	102,732
	Nivs Intellimedia Technology (a)	1,100	2,838
	Tupperware Corp. (b)	8,100	377,217

			718,573

Household Furnishings - 0.4%	American Woodmark Corp. (b)	1,500	29,520
	Ethan Allen Interiors, Inc.	2,900	38,918
	Furniture Brands International, Inc. (a)	6,300	34,398
	Hooker Furniture Corp.	1,600	19,792
	Kirkland’s, Inc. (a)	1,400	24,318
	La-Z-Boy, Inc.	6,400	60,992
	Sealy Corp. (a)	6,600	20,856
	Stanley Furniture Co., Inc.	1,500	15,225
	Tempur-Pedic International, Inc. (a)(b)	9,814	231,905

			475,924

Insurance: Life - 0.4%	American Equity Investment Life Holding Co.	6,900	51,336
	Citizens, Inc. (a)	4,900	31,997
	Conseco, Inc. (a)	25,857	129,285
	Delphi Financial Group, Inc. Class A (b)	6,450	144,286
	FBL Financial Group, Inc. Class A	1,900	35,188
	Independence Holding Co.	500	2,900
	Kansas City Life Insurance Co.	600	17,850
	Life Partners Holdings, Inc.	1,050	22,250
	National Western Life Insurance Co. Class A	337	58,510
	The Phoenix Cos., Inc. (a)	14,000	38,920
	Presidential Life Corp. (b)	3,300	30,195

			562,717

Insurance: Multi-Line - 0.8%	AMBAC Financial Group, Inc. (a)	33,500	27,805
	Assured Guaranty Ltd.	16,000	348,160
	Crawford & Co. Class B (a)	3,700	14,578
	Eastern Insurance Holdings, Inc.	1,400	12,068
	eHealth, Inc. (a)	2,700	44,361
	Flagstone Reinsurance Holdings Ltd.	5,800	63,452
	Horace Mann Educators Corp.	4,700	58,750
	Maiden Holdings Ltd.	5,800	42,456
	Max Capital Group Ltd.	6,000	133,800
	Pico Holdings, Inc. (a)	3,200	104,736
	Platinum Underwriters Holdings Ltd.	6,600	252,714
	Primus Guaranty Ltd. (a)	3,600	10,980

			1,113,860

Insurance: Property-Casualty - 1.8%	AmTrust Financial Services, Inc.	3,400	40,188
	American Physicians Capital, Inc.	900	27,288
	American Safety Insurance Holdings Ltd. (a)	800	11,560
	Amerisafe, Inc. (a)(b)	2,100	37,737

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Argo Group International Holdings Ltd. (a)	4,266	$124,311
	Baldwin & Lyons, Inc. Class B (b)	1,300	31,993
	CNA Surety Corp. (a)	2,500	37,225
	Donegal Group, Inc. Class A	1,700	26,418
	EMC Insurance Group, Inc.	700	15,057
	Employers Holdings, Inc.	6,310	96,795
	Enstar Group Ltd. (a)	1,000	73,020
	FPIC Insurance Group, Inc. (a)	700	27,034
	First Acceptance Corp. (a)	2,600	5,070
	First Mercury Financial Corp.	2,100	28,791
	Greenlight Capital Re Ltd. (a)	4,000	94,280
	Hallmark Financial Services, Inc. (a)	1,300	10,348
	Harleysville Group, Inc.	1,900	60,401
	Hilltop Holdings, Inc. (a)	5,752	66,953
	Infinity Property & Casualty Corp.	2,000	81,280
	Meadowbrook Insurance Group, Inc.	8,417	62,286
	Mercer Insurance Group, Inc.	800	14,536
	Montpelier Re Holdings Ltd.	11,200	193,984
	NYMAGIC, Inc.	300	4,977
	National Interstate Corp.	1,000	16,960
	Navigators Group, Inc. (a)	1,500	70,665
	PMA Capital Corp. Class A (a)	4,800	30,240
	The PMI Group, Inc.	7,700	19,404
	ProAssurance Corp. (a)(b)	4,500	241,695
	RLI Corp.	2,300	122,475
	Radian Group, Inc.	10,200	74,562
	Safety Insurance Group, Inc.	1,900	68,837
	SeaBright Insurance Holdings, Inc. (a)	2,300	26,427
	Selective Insurance Group, Inc.	7,400	121,730
	State Auto Financial Corp.	2,100	38,850
	Stewart Information Services Corp. (b)	1,800	20,304
	Tower Group, Inc.	5,620	131,564
	United America Indemnity, Ltd. (a)	5,464	43,275
	United Fire & Casualty Co. (b)	3,300	60,159
	Universal Insurance Holdings, Inc.	800	4,696
	Zenith National Insurance Corp.	4,950	147,312

			2,410,687

Leisure Time - 0.6%	Bluegreen Corp. (a)	2,200	5,324
	Callaway Golf Co.	7,700	58,058
	Churchill Downs, Inc. (b)	1,400	52,290
	Great Wolf Resorts, Inc. (a)	4,300	10,191
	Interval Leisure Group, Inc. (a)	5,665	70,643
	Life Time Fitness, Inc. (a)	5,500	137,115
	Orbitz Worldwide, Inc. (a)	5,300	38,902
	Pool Corp. (b)	6,100	116,388
	Smith & Wesson Holding Corp. (a)	6,800	27,812
	Speedway Motorsports, Inc.	2,000	35,240

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Sport Supply Group, Inc.	1,700	$21,403
	Steinway Musical Instruments, Inc. (a)	1,100	17,501
	Sturm Ruger & Co., Inc.	1,900	18,430
	Town Sports International Holdings, Inc. (a)	2,600	6,058
	Universal Travel Group (a)	900	9,126
	Vail Resorts, Inc. (a)	3,900	147,420
	West Marine, Inc. (a)	2,000	16,120

			788,021

Luxury Items - 0.2%	Fossil, Inc. (a)	6,000	201,360
	Fuqi International, Inc. (a)	1,400	25,130
	Movado Group, Inc. (b)	2,400	23,328

			249,818

Machinery: Agricultural - 0.1%	Alamo Group, Inc.	1,000	17,150
	Lindsay Manufacturing Co.	1,500	59,775
	Titan International, Inc.	4,150	33,657
	Titan Machinery, Inc. (a)	1,300	15,002

			125,584

Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	2,600	70,044
	NACCO Industries, Inc. Class A	800	39,840

			109,884

Machinery: Engines - 0.1%	Briggs & Stratton Corp.	6,200	116,002
	Harbin Electric, Inc. (a)	1,800	36,972

			152,974

Machinery: Industrial - 1.1%	Actuant Corp. Class A (b)	9,300	172,329
	Altra Holdings, Inc. (a)	3,200	39,520
	Applied Industrial Technologies, Inc.	5,850	129,109
	Chart Industries, Inc. (a)(b)	3,500	57,925
	Colfax Corp. (a)	3,600	43,344
	Columbus McKinnon Corp. (a)	2,800	38,248
	DXP Enterprises, Inc. (a)	1,200	15,684
	EnPro Industries, Inc. (a)	2,400	63,384
	Flow International Corp. (a)	4,500	13,860
	Graham Corp.	1,100	22,770
	John Bean Technologies Corp.	3,941	67,036
	Kadant, Inc. (a)	1,300	20,748
	MTS Systems Corp.	2,400	68,976
	Middleby Corp. (a)	2,274	111,471
	Nordson Corp. (b)	4,600	281,428
	Sauer-Danfoss, Inc.	1,600	19,216
	Tecumseh Products Co. Class A (a)	2,800	32,732
	Tennant Co.	2,600	68,094
	Twin Disc, Inc.	1,300	13,572
	Woodward Governor Co.	8,200	211,314

			1,490,760

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Machinery: Specialty - 0.1%	Albany International Corp. Class A	3,800	$85,348
	Cascade Corp.	1,400	38,486
	Duoyuan Printing, Inc. (a)	600	4,830
	Hurco Companies, Inc. (a)	500	7,400
	K-Tron International, Inc. (a)	300	32,622

			168,686

Manufactured Housing - 0.0%**	Cavco Industries, Inc. (a)	1,000	35,920
	Skyline Corp.	1,000	18,400

			54,320

Medical & Dental Instruments & Supplies - 2.6%	AGA Medical Holdings, Inc. (a)	1,500	22,155
	ATS Medical, Inc. (a)	7,800	25,194
	Abiomed, Inc. (a)(b)	4,600	40,204
	Align Technology, Inc. (a)(b)	8,000	142,560
	Alphatec Holdings, Inc. (a)	4,100	21,894
	American Medical Systems Holdings, Inc. (a)	9,600	185,184
	AngioDynamics, Inc. (a)	2,900	46,632
	Atrion Corp.	200	31,144
	Bovie Medical Corp. (a)	2,500	19,525
	CONMED Corp. (a)	4,100	93,480
	Cantel Medical Corp.	1,400	28,252
	Cardiovascular Systems, Inc. (a)	1,700	7,803
	Conceptus, Inc. (a)	3,800	71,288
	CryoLife, Inc. (a)	3,200	20,544
	Cutera, Inc. (a)	2,000	17,020
	Delcath Systems Inc. (a)	3,500	17,850
	Endologix, Inc. (a)	6,500	34,320
	ev3, Inc. (a)	10,246	136,682
	Exactech, Inc. (a)	1,200	20,772
	Hansen Medical, Inc. (a)	1,900	5,757
	Heartware International, Inc. (a)	800	28,376
	Home Diagnostics, Inc. (a)	1,600	9,760
	ICU Medical, Inc. (a)(b)	1,500	54,660
	Immucor, Inc. (a)	9,650	195,316
	Insulet Corp. (a)	4,300	61,404
	Integra LifeSciences Holdings Corp. (a)(b)	2,700	99,306
	Invacare Corp.	3,600	89,784
	Landauer, Inc.	1,300	79,820
	MAKO Surgical Corp. (a)	1,800	19,980
	Matrixx Initiatives, Inc. (a)	300	1,266
	Medical Action Industries, Inc. (a)	1,500	24,090
	Meridian Bioscience, Inc.	5,675	122,296
	Merit Medical Systems, Inc. (a)	4,000	77,160
	Micrus Endovascular Corp. (a)	1,800	27,018
	Neogen Corp. (a)	2,850	67,289
	NuVasive, Inc. (a)	4,600	147,108

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	OraSure Technologies, Inc. (a)	6,900	$35,052
	Orthofix International NV (a)	2,400	74,328
	Orthovita, Inc. (a)	9,900	34,749
	Owens & Minor, Inc. (b)	5,300	227,529
	PSS World Medical, Inc. (a)	7,500	169,275
	Quidel Corp. (a)	3,000	41,340
	Rochester Medical Corp. (a)	1,500	16,695
	Rockwell Medical Technologies, Inc. (a)	2,200	16,918
	Steris Corp. (b)	7,500	209,775
	SurModics, Inc. (a)	2,300	52,118
	Symmetry Medical, Inc. (a)	4,200	33,852
	Synovis Life Technologies, Inc. (a)	1,100	14,201
	Trans1, Inc. (a)	2,100	8,295
	Utah Medical Products, Inc.	500	14,660
	Vascular Solutions, Inc. (a)	2,400	20,136
	Volcano Corp. (a)	6,000	104,280
	West Pharmaceutical Services, Inc.	4,500	176,400
	Wright Medical Group, Inc. (a)	4,700	89,065
	Young Innovations, Inc.	800	19,824

			3,451,385

Medical Equipment - 1.6%	Abaxis, Inc. (a)	2,700	68,985
	Accuray, Inc. (a)(b)	6,000	33,660
	Affymetrix, Inc. (a)(b)	8,600	50,224
	Analogic Corp.	1,900	73,169
	Bruker BioSciences Corp. (a)(b)	6,900	83,214
	Cardiac Science Corp. (a)	900	2,007
	Cyberonics, Inc. (a)(b)	3,400	69,496
	Cynosure, Inc. Class A (a)	1,500	17,235
	DexCom, Inc. (a)	6,700	54,136
	Dionex Corp. (a)	2,400	177,288
	Electro-Optical Sciences, Inc. (a)	2,500	25,750
	Enteromedics, Inc. (a)	2,300	1,288
	Greatbatch, Inc. (a)	3,400	65,382
	Haemonetics Corp. (a)	3,300	181,995
	IRIS International, Inc. (a)	2,700	33,372
	Luminex Corp. (a)(b)	5,200	77,636
	Masimo Corp. (a)	6,900	209,898
	Merge Healthcare, Inc. (a)	4,500	15,120
	Natus Medical, Inc. (a)	4,100	60,639
	NxStage Medical, Inc. (a)	3,400	28,390
	OSI Systems, Inc. (a)(b)	1,800	49,104
	Palomar Medical Technologies, Inc. (a)(b)	2,000	20,160
	Sirona Dental Systems, Inc. (a)	2,400	76,176
	Somanetics Corp. (a)	1,300	22,815
	SonoSite, Inc. (a)	2,000	47,260
	Spectranetic Corp. (a)	5,000	34,800
	Stereotaxis, Inc. (a)	4,100	16,113

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Thoratec Corp. (a)(b)	7,200	$193,824
	Tomotherapy, Inc. (a)	6,100	23,790
	Varian, Inc. (a)	3,900	201,006
	Vital Images, Inc. (a)	1,400	17,766
	Zoll Medical Corp. (a)	2,600	69,472

			2,101,170

Medical Services - 0.3%	America Service Group, Inc.	800	12,696
	Bio-Reference Labs, Inc. (a)	1,700	66,623
	Clarient, Inc. (a)	4,500	11,835
	eResearch Technology, Inc. (a)	4,800	28,848
	Genoptix, Inc. (a)	2,100	74,613
	inVentiv Health, Inc. (a)	4,700	75,999
	Kendle International, Inc. (a)	1,700	31,127
	Nighthawk Radiology Holdings, Inc. (a)	3,200	14,496
	Parexel International Corp. (a)	8,000	112,800
	RadNet, Inc. (a)	4,300	8,772

			437,809

Metal Fabricating - 0.7%	Ampco-Pittsburgh Corp.	1,300	40,989
	Dynamic Materials Corp.	1,900	38,095
	The Eastern Co.	900	12,087
	Hawk Corp. Class A (a)	800	14,088
	Haynes International, Inc.	1,400	46,158
	Kaydon Corp.	4,200	150,192
	L.B. Foster Co. Class A (a)	1,500	44,715
	Lawson Products, Inc.	679	11,984
	Mueller Industries, Inc.	5,200	129,168
	Mueller Water Products, Inc. Series A (b)	21,180	110,136
	Northwest Pipe Co. (a)	1,000	26,860
	Omega Flex, Inc.	400	5,600
	RBC Bearings, Inc. (a)(b)	2,600	63,258
	RTI International Metals, Inc. (a)	3,800	95,646
	Worthington Industries, Inc.	7,400	96,718

			885,694

Metals & Minerals: Diversified - 0.4%	AMCOL International Corp.	3,300	93,786
	Brush Engineered Materials, Inc. (a)	2,800	51,912
	General Moly, Inc. (a)	9,800	20,384
	Hecla Mining Co. (a)	30,600	189,108
	Minerals Technologies, Inc.	2,600	141,622
	Oil-Dri Corp. of America	200	3,100
	Paramount Gold and Silver Corp. (a)	9,100	13,195
	United States Lime & Minerals Inc. (a)	300	10,359
	Uranerz Energy Corp. (a)	8,300	10,790

			534,256

Office Supplies & Equipment - 0.6%	ACCO Brands Corp. (a)	7,764	56,522
	Electronics for Imaging, Inc. (a)	7,000	91,070
	HNI Corp. (b)	6,100	168,543

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Herman Miller, Inc.	7,500	$119,850
	Kimball International, Inc. Class B	4,800	40,896
	Knoll, Inc.	6,800	70,244
	Steelcase, Inc. Class A	9,243	58,785
	United Stationers, Inc. (a)	3,100	176,235

			782,145

Offshore Drilling & Other Services - 0.1%	Hercules Offshore, Inc. (a)	14,439	69,018
	Vantage Drilling Co. (a)	7,800	12,558

			81,576

Oil Well Equipment & Services - 1.4%	Allis-Chalmers Energy, Inc. (a)	7,800	29,406
	Basic Energy Services, Inc. (a)	3,300	29,370
	Bolt Technology Corp. (a)	1,300	14,326
	Boots & Coots, Inc. (a)	11,600	19,140
	Bronco Drilling Co., Inc. (a)	2,400	12,168
	CARBO Ceramics, Inc. (b)	2,450	167,017
	Cal Dive International, Inc. (a)	6,612	49,987
	Complete Production Services, Inc. (a)	8,100	105,300
	Dawson Geophysical Co. (a)	800	18,488
	Dril-Quip, Inc. (a)(b)	4,000	225,920
	Geokinetics, Inc. (a)	700	6,734
	Global Industries Ltd. (a)	12,500	89,125
	Gulf Island Fabrication, Inc.	1,800	37,854
	Hornbeck Offshore Services, Inc. (a)	2,800	65,184
	ION Geophysical Corp. (a)	13,500	79,920
	Key Energy Services, Inc. (a)	16,900	148,551
	Lufkin Industries, Inc.	1,900	139,080
	Matrix Service Co. (a)	3,000	31,950
	Natural Gas Services Group (a)	1,300	24,505
	Newpark Resources, Inc. (a)	10,400	43,992
	OYO Geospace Corp. (a)	600	25,734
	Parker Drilling Co. (a)	16,400	81,180
	Pioneer Drilling Co. (a)	6,300	49,770
	RPC, Inc.	4,325	44,980
	Sulphco, Inc. (a)	7,600	5,092
	Superior Well Services, Inc. (a)	2,100	29,946
	T-3 Energy Services, Inc. (a)	1,800	45,900
	Tetra Technologies, Inc. (a)	10,370	114,900
	Union Drilling, Inc. (a)	1,600	10,000
	Willbros Group, Inc. (a)	5,200	87,724

			1,833,243

Oil: Crude Producers - 2.2%	ATP Oil & Gas Corp. (a)(b)	5,000	91,400
	Apco Oil and Gas International, Inc.	1,400	30,884
	Approach Resources, Inc. (a)	1,800	13,896
	Arena Resources, Inc. (a)	5,200	224,224
	Atlas Energy, Inc. (b)	9,100	274,547
	BPZ Resources, Inc. (a)	12,700	120,650

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Berry Petroleum Co. Class A (b)	5,800	$169,070
	Bill Barrett Corp. (a)	4,900	152,439
	Brigham Exploration Co. (a)	12,700	172,085
	CREDO Petroleum Corp. (a)	1,000	9,290
	Carrizo Oil & Gas, Inc. (a)	3,500	92,715
	Cheniere Energy, Inc. (a)	5,500	13,310
	Clayton Williams Energy, Inc. (a)	900	31,536
	Contango Oil & Gas Co. (a)	1,700	79,917
	Cubic Energy, Inc. (a)	3,300	4,917
	Delta Petroleum Corp. (a)	26,400	27,456
	Endeavour International Corp. (a)	17,800	19,224
	FX Energy, Inc. (a)	6,300	17,955
	GMX Resources Inc. (a)	3,800	52,212
	GeoResources, Inc. (a)	1,100	15,026
	Goodrich Petroleum Corp. (a)	3,000	73,050
	Gran Tierra Energy, Inc. (a)	27,700	158,721
	Gulfport Energy Corp. (a)	3,900	44,655
	Harvest Natural Resources, Inc. (a)	4,900	25,921
	Isramco Inc. (a)	200	14,300
	McMoRan Exploration Co. (a)	10,500	84,210
	Northern Oil And Gas, Inc. (a)	4,300	50,912
	Oilsands Quest, Inc. (a)	29,500	33,925
	Panhandle Oil & Gas, Inc.	1,100	28,490
	Penn Virginia Corp. (b)	5,700	121,353
	Petroleum Development Corp. (a)(b)	2,600	47,346
	Petroquest Energy, Inc. (a)	6,100	37,393
	PrimeEnergy Corp. (a)	100	3,600
	Rex Energy Corp. (a)	3,000	36,000
	Rosetta Resources, Inc. (a)	6,600	131,538
	Stone Energy Corp. (a)	5,328	96,170
	Swift Energy Co. (a)	5,100	122,196
	Toreador Resources Corp.	2,400	23,760
	Vaalco Energy, Inc.	6,500	29,575
	Venoco, Inc. (a)	2,700	35,208
	W&T Offshore, Inc.	4,870	56,979
	Warren Resources, Inc. (a)	8,800	21,560
	Zion Oil & Gas, Inc. (a)	1,191	8,516

			2,898,131

Oil: Integrated - 0.0%**	Alon USA Energy, Inc.	1,100	7,524
	CVR Energy, Inc. (a)	3,500	24,010
	Delek US Holdings, Inc.	1,900	12,939
	Western Refining, Inc. (a)	4,500	21,195

			65,668

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Paints & Coatings - 0.2%	Chase Corp.	800	$9,448
	Ferro Corp.	10,800	88,992
	H.B. Fuller Co.	6,700	152,425
	North American Galvanizing & Coatings (a)	1,800	8,730

			259,595

Paper - 0.6%	Boise, Inc. (a)	3,100	16,461
	Buckeye Technologies, Inc. (a)	5,500	53,680
	Clearwater Paper Corp. (a)	1,396	76,738
	Domtar Corp. (a)(b)	5,504	304,977
	Kapstone Paper and Packaging Corp. (a)	3,900	38,415
	Neenah Paper, Inc.	2,300	32,085
	P.H. Glatfelter Co.	6,500	78,975
	Schweitzer-Mauduit International, Inc.	2,300	161,805
	Wausau Paper Corp. (b)	6,200	71,920

			835,056

Personal Care - 0.3%	Chattem, Inc. (a)(b)	2,500	233,250
	Female Health Co. (a)	2,200	10,406
	Mannatech, Inc.	2,400	7,488
	Orchids Paper Products Co. (a)	700	14,014
	USANA Health Sciences, Inc. (a)	1,000	31,900
	WD-40 Co.	2,000	64,720

			361,778

Pharmaceuticals - 1.6%	Acura Pharmaceuticals, Inc. (a)	1,300	6,903
	Adolor Corp. (a)	6,800	9,928
	Akorn, Inc. (a)(b)	8,400	15,036
	Alkermes, Inc. (a)	12,000	112,920
	Allion Healthcare, Inc. (a)	3,500	22,960
	American Oriental Bioengineering, Inc. (a)	8,900	41,385
	Ardea Biosciences, Inc. (a)	1,600	22,400
	Auxilium Pharmaceuticals, Inc. (a)	6,300	188,874
	Avanir Pharmaceuticals, Inc. (a)	9,000	17,100
	BMP Sunstone Corp. (a)	4,800	27,312
	BioCryst Pharmaceuticals, Inc. (a)	2,600	16,796
	Biospecifics Technologies (a)	500	14,675
	Cadence Pharmaceuticals, Inc. (a)	2,800	27,076
	Cambrex Corp. (a)	3,565	19,893
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,600	9,664
	China Sky One Medical, Inc. (a)	1,200	27,300
	Cumberland Pharmaceuticals, Inc. (a)	1,100	14,949
	Depomed, Inc. (a)	7,700	25,795
	Durect Corp. (a)	12,600	31,122
	Hi-Tech Pharmacal Co., Inc. (a)	1,000	28,050
	Impax Laboratories, Inc. (a)	7,600	103,360
	Infinity Pharmaceuticals, Inc. (a)	3,100	19,158
	Inspire Pharmaceuticals, Inc. (a)	8,800	48,576

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Isis Pharmaceuticals, Inc. (a)	12,000	$133,200
	Ista Pharmaceuticals, Inc. (a)	5,000	22,800
	Javelin Pharmaceuticals, Inc. (a)	7,400	9,620
	K-V Pharmaceutical Co. Class A (a)	4,700	17,249
	Lannett Co., Inc. (a)	1,900	11,229
	MAP Pharmaceuticals, Inc. (a)	1,000	9,530
	Medicines Co. (a)	7,500	62,550
	Medicis Pharmaceutical Corp. Class A	7,500	202,875
	MiddleBrook Pharmaceuticals, Inc. (a)	6,000	3,060
	Obagi Medical Products, Inc. (a)	2,600	31,200
	Optimer Pharmaceuticals, Inc. (a)	4,200	47,376
	Pain Therapeutics, Inc. (a)	5,400	28,944
	Par Pharmaceutical Cos., Inc. (a)	4,400	119,064
	Pozen, Inc. (a)	4,000	23,960
	Prestige Brands Holdings, Inc. (a)	3,900	30,654
	Questcor Pharmaceuticals, Inc. (a)	8,600	40,850
	SIGA Technologies, Inc. (a)	3,400	19,720
	Salix Pharmaceuticals Ltd. (a)	7,100	180,340
	Santarus, Inc. (a)	5,900	27,258
	Sciclone Pharmaceuticals, Inc. (a)	5,300	12,349
	Spectrum Pharmaceuticals, Inc. (a)	4,800	21,312
	SuperGen, Inc. (a)	8,600	22,532
	Vical, Inc. (a)	4,200	13,818
	Vivus, Inc. (a)	10,200	93,738
	Xenoport, Inc. (a)	4,200	77,952

			2,114,412

Photography - 0.1%	CPI Corp.	700	8,596
	Eastman Kodak Co.	34,400	145,168

			153,764

Plastics - 0.0%**	Spartech Corp.	4,400	45,144

Power Transmission Equipment - 0.3%	Advanced Energy Industries, Inc. (a)	4,500	67,860
	Maxwell Technologies, Inc. (a)	3,100	55,304
	Powell Industries, Inc. (a)(b)	800	25,224
	Regal-Beloit Corp. (b)	4,700	244,118
	Vicor Corp. (a)	3,100	28,830

			421,336

Precious Metals & Minerals - 0.1%	Horsehead Holding Corp. (a)	6,100	77,775
	Stillwater Mining Co. (a)	5,800	54,984

			132,759

Printing & Copying Services - 0.0%**	Cenveo, Inc. (a)	7,600	66,500

Producer Durables: Miscellaneous - 0.1%	Blount International, Inc. (a)	5,700	57,570
	China Fire & Security Group, Inc. (a)	1,600	21,600

			79,170

Production Technology Equipment - 1.0%	ATMI, Inc. (a)	4,500	83,790
	Brooks Automation, Inc. (a)	9,083	77,932

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Cognex Corp.	5,600	$99,232
	Cohu, Inc. (b)	3,600	50,220
	Cymer, Inc. (a)(b)	4,100	157,358
	Electro Scientific Industries, Inc. (a)	4,100	44,362
	Entegris, Inc. (a)	17,995	95,014
	FEI Co. (a)	4,600	107,456
	Intevac, Inc. (a)(b)	3,300	37,851
	Kulicke & Soffa Industries, Inc. (a)	9,700	52,283
	MKS Instruments, Inc. (a)	6,900	120,129
	Photronics, Inc. (a)	6,000	26,700
	Rudolph Technologies, Inc. (a)	4,713	31,671
	Tessera Technologies, Inc. (a)	6,200	144,274
	Ultratech, Inc. (a)(b)	2,800	41,608
	Veeco Instruments, Inc. (a)	4,900	161,896

			1,331,776

Publishing - 0.1%	Courier Corp.	1,500	21,375
	Dolan Media Co. (a)	3,600	36,756
	Journal Communications, Inc. Class A	6,400	24,896
	Martha Stewart Living Omnimedia, Inc. Class A (a)	2,700	13,338
	Primedia, Inc.	3,350	12,094
	Scholastic Corp.	3,200	95,456

			203,915

Radio & TV Broadcasters - 0.0%**	Crown Media Holdings, Inc. Class A (a)	2,200	3,190
	Fisher Communications, Inc. (a)	900	14,625
	Lin TV Corp. Class A (a)	4,400	19,624
	Outdoor Channel Holdings, Inc. (a)	2,300	13,340
	Sinclair Broadcast Group, Inc. Class A	4,600	18,538

			69,317

Railroad Equipment - 0.1%	American Railcar Industries, Inc.	1,400	15,428
	Freightcar America, Inc.	1,400	27,762
	Greenbrier Cos., Inc.	2,600	26,988
	Portec Rail Products, Inc.	1,000	10,710

			80,888

Railroads - 0.1%	Genesee & Wyoming, Inc. Class A (a)	5,150	168,096
	Railamerica, Inc. (a)	2,400	29,280

			197,376

Real Estate - 0.2%	American Realty Investors, Inc. (a)	600	7,350
	Avatar Holdings, Inc. (a)	900	15,309
	China Housing & Land Development (a)	3,800	15,656
	Consolidated-Tomoka Land Co.	800	27,952
	Forestar Group, Inc. (a)	4,566	100,361

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Griffin Land & Nurseries, Inc.	500	$14,565
	Tejon Ranch Co. (a)	1,700	49,674
	United Capital Corp. (a)	200	4,764

			235,631

Real Estate Investment Trusts (REITs) - 5.9%	Acadia Realty Trust (b)	5,619	94,793
	Agree Realty Corp. (b)	1,100	25,619
	Alexander’s, Inc. (a)(b)	300	91,326
	American Campus Communities, Inc.	6,758	189,900
	American Capital Agency Corp.	1,900	50,426
	Anworth Mortgage Asset Corp.	14,000	98,000
	Apollo Commercial Real Estate Finance, Inc. (a)	1,000	17,990
	Ashford Hospitality Trust, Inc. (a)	6,950	32,248
	Associated Estates Realty Corp.	1,400	15,778
	BioMed Realty Trust, Inc. (b)	13,400	211,452
	CBL & Associates Properties, Inc.	18,600	179,862
	CapLease, Inc. (b)	5,800	25,404
	Capstead Mortgage Corp.	8,700	118,755
	Care Investment Trust, Inc.	1,900	14,782
	Cedar Shopping Centers, Inc.	5,900	40,120
	Cogdell Spencer, Inc.	3,000	16,980
	Colonial Properties Trust	9,200	107,916
	Colony Financial, Inc.	1,600	32,592
	Cousins Properties, Inc.	10,381	79,207
	CreXus Investment Corp. (a)	1,400	19,544
	Cypress Sharpridge Investments, Inc.	2,000	27,020
	DCT Industrial Trust, Inc.	28,450	142,819
	Developers Diversified Realty Corp.	20,766	192,293
	DiamondRock Hospitality Co. (b)	16,040	135,859
	Dupont Fabros Technology, Inc.	3,600	64,764
	Dynex Capital Corp.	700	6,111
	Eastgroup Properties, Inc.	3,200	122,496
	Education Realty Trust, Inc.	6,400	30,976
	Entertainment Properties Trust	5,300	186,931
	Equity Lifestyle Properties, Inc.	3,500	176,645
	Equity One, Inc.	4,700	75,999
	Extra Space Storage, Inc. (b)	12,000	138,600
	FelCor Lodging Trust, Inc. (a)	9,700	34,920
	First Industrial Realty Trust, Inc.	6,200	32,426
	First Potomac Realty Trust	4,100	51,537
	Franklin Street Properties Corp.	9,300	135,873
	Getty Realty Corp.	2,600	61,178
	Gladstone Commercial Corp.	1,300	17,433
	Glimcher Realty Trust	7,600	20,520
	Government Properties Income Trust	1,700	39,066
	Gramercy Capital Corp. (a)	6,361	16,475
	Hatteras Financial Corp. (b)	4,600	128,616

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Healthcare Realty Trust, Inc.	7,600	$163,096
	Hersha Hospitality Trust	6,700	21,038
	Highwoods Properties, Inc. (b)	9,300	310,155
	Home Properties, Inc.	4,300	205,153
	Inland Real Estate Corp.	10,100	82,315
	InvesCo. Mortgage Capital, Inc.	1,300	29,588
	Investors Real Estate Trust (b)	9,000	81,000
	iStar Financial, Inc. (a)	14,700	37,632
	Kilroy Realty Corp.	5,604	171,875
	Kite Realty Group Trust	4,800	19,536
	LTC Properties, Inc.	3,200	85,600
	LaSalle Hotel Properties	8,200	174,086
	Lexington Corporate Properties Trust	13,151	79,958
	MFA Financial, Inc. (b)	37,900	278,565
	Medical Properties Trust, Inc.	11,300	113,000
	Mid-America Apartment Communities, Inc.	3,600	173,808
	Mission West Properties, Inc.	2,400	17,256
	Monmouth Real Estate Investment Corp. Class A	3,100	23,064
	National Health Investors, Inc.	3,600	133,164
	National Retail Properties, Inc.	10,400	220,688
	NorthStar Realty Finance Corp.	9,046	31,028
	Omega Healthcare Investors, Inc. (b)	10,700	208,115
	PS Business Parks, Inc.	2,500	125,125
	Parkway Properties, Inc.	3,200	66,624
	Pennsylvania Real Estate Investment Trust (b)	4,500	38,070
	Pennymac Mortgage Investment Trust (a)	2,100	36,078
	Post Properties, Inc.	6,100	119,560
	Potlatch Corp. (b)	5,039	160,643
	RAIT Investment Trust	10,140	13,283
	Ramco-Gershenson Properties Trust	3,300	31,482
	Redwood Trust, Inc. (b)	10,700	154,722
	Resource Capital Corp.	2,400	11,808
	Saul Centers, Inc.	900	29,484
	Sovran Self Storage, Inc.	3,500	125,055
	Starwood Property Trust, Inc.	5,800	109,562
	Strategic Hotel Capital, Inc. (a)	8,100	15,066
	Sun Communities, Inc.	1,900	37,525
	Sunstone Hotel Investors, Inc.	13,475	119,658
	Tanger Factory Outlet Centers, Inc.	5,500	214,445
	Transcontinental Realty Investors, Inc. (a)	400	4,764
	U-Store-It Trust	11,100	81,252
	UMH Properties, Inc.	1,700	14,416
	Universal Health Realty Income Trust (b)	1,300	41,639
	Urstadt Biddle Properties, Inc. Class A	3,100	47,337

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Walter Investment Management Corp.	2,605	$37,330
	Washington Real Estate Investment Trust	7,600	209,380
	Winthrop Realty Trust	805	8,742

			7,814,021

Recreational Vehicles & Boats - 0.3%	Brunswick Corp.	12,000	152,520
	Drew Industries, Inc. (a)	2,600	53,690
	Marine Products Corp.	1,500	7,395
	Polaris Industries, Inc. (b)	4,200	183,246
	Winnebago Industries, Inc. (a)	3,800	46,360

			443,211

Rental & Leasing Services: Consumer - 0.4%	Amerco, Inc. (a)(b)	1,300	64,636
	Avis Budget Group, Inc. (a)	13,300	174,496
	Dollar Thrifty Automotive Group, Inc. (a)	3,600	92,196
	Rent-A-Center, Inc. (a)	8,300	147,076

			478,404

Restaurants - 1.2%	AFC Enterprises, Inc. (a)	3,700	30,192
	BJ’s Restaurants, Inc. (a)	2,300	43,286
	Benihana, Inc. Class A (a)	1,500	5,685
	Bob Evans Farms, Inc. (b)	3,800	110,010
	Buffalo Wild Wings, Inc. (a)(b)	2,200	88,594
	CEC Entertainment, Inc. (a)	3,200	102,144
	CKE Restaurants, Inc.	7,200	60,912
	California Pizza Kitchen, Inc. (a)	2,150	28,917
	Caribou Coffee Co., Inc. (a)	900	6,948
	Carrols Restaurant Group, Inc. (a)	2,000	14,140
	The Cheesecake Factory, Inc. (a)	7,600	164,084
	Cracker Barrel Old Country Store, Inc.	2,758	104,776
	Denny’s Corp. (a)	14,400	31,248
	DineEquity, Inc. (a)	2,500	60,725
	Domino’s Pizza, Inc. (a)	5,600	46,928
	Einstein Noah Restaurant Group, Inc. (a)	700	6,881
	Frisch’s Restaurants, Inc.	300	7,155
	Jack in the Box, Inc. (a)	7,200	141,624
	Krispy Kreme Doughnuts, Inc. (a)	8,700	25,665
	Landry’s Restaurants, Inc. (a)	1,000	21,290
	Luby’s, Inc. (a)	3,200	11,776
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	2,100	14,616
	O’Charleys, Inc. (a)	2,600	17,030
	P.F. Chang’s China Bistro, Inc. (a)	2,900	109,939
	Papa John’s International, Inc. (a)	2,600	60,736
	Red Robin Gourmet Burgers, Inc. (a)	1,700	30,430
	Ruby Tuesday, Inc. (a)	9,200	66,240
	Ruth’s Hospitality Group, Inc. (a)	1,700	3,553

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Sonic Corp. (a)	8,670	$87,307
	The Steak N Shake Co. (a)	180	58,342
	Texas Roadhouse, Inc. Class A (a)(b)	6,000	67,380

			1,628,553

Scientific Instruments: Control & Filter - 0.8%	Brady Corp.	6,600	198,066
	CIRCOR International, Inc.	2,100	52,878
	China Security & Surveillance Technology, Inc. (a)	5,300	40,492
	ESCO Technologies, Inc.	3,300	118,305
	Energy Recovery, Inc. (a)	3,600	24,768
	Flanders Corp. (a)	2,400	10,704
	The Gorman-Rupp Co.	2,118	58,542
	ICx Technologies, Inc. (a)	1,800	17,136
	L-1 Identity Solutions, Inc. (a)	10,598	79,379
	Mine Safety Appliances Co.	3,800	100,814
	PMFG, Inc. (a)	2,000	32,420
	RAE Systems, Inc. (a)	5,500	6,050
	Robbins & Myers, Inc.	3,800	89,376
	Sun Hydraulics, Inc.	1,500	39,375
	Watts Water Technologies, Inc. Class A	4,100	126,772
	X-Rite, Inc. (a)	5,100	11,118

			1,006,195

Scientific Instruments: Electrical - 1.0%	A.O. Smith Corp.	3,000	130,170
	AZZ, Inc. (a)	1,400	45,780
	Advanced Battery Technologies, Inc. (a)	6,200	24,614
	American Superconductor Corp. (a)(b)	5,600	229,040
	Baldor Electric Co. (b)	6,370	178,933
	Broadwind Energy, Inc. (a)	4,600	37,214
	China BAK Battery, Inc. (a)	3,800	10,564
	Ener1, Inc. (a)	7,100	45,014
	EnerSys (a)	5,100	111,537
	Franklin Electric Co., Inc.	3,300	95,964
	GrafTech International Ltd. (a)(b)	16,200	251,910
	Houston Wire & Cable Co.	1,900	22,610
	Littelfuse, Inc. (a)	3,000	96,450
	Preformed Line Products Co.	300	13,140
	SatCon Technology Corp. (a)	9,100	25,662
	Taser International, Inc. (a)	7,000	30,520
	Ultralife Batteries, Inc. (a)	500	2,160
	Valence Technology, Inc. (a)	8,000	7,200

			1,358,482

Scientific Instruments: Gauges & Meters - 0.1%	Badger Meter, Inc. (b)	1,800	71,676
	Faro Technologies, Inc. (a)	2,000	42,880
	Measurement Specialties, Inc. (a)	2,200	22,110

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Smartheat, Inc. (a)	1,300	$18,876
	Zygo Corp. (a)	2,200	14,806

			170,348

Scientific Instruments:	American Ecology Corp. (b)	2,000	34,080
Pollution Control - 0.4%	Clean Harbors, Inc. (a)	2,700	160,947
	Darling International, Inc. (a)	11,600	97,208
	EnergySolutions, Inc.	10,600	89,994
	Fuel Tech, Inc. (a)	1,800	14,706
	Heritage Crystal Clean, Inc. (a)	600	6,276
	Met-Pro Corp.	1,300	13,806
	Metalico, Inc. (a)	3,500	17,220
	Perma-Fix Environmental Services (a)	8,100	18,063
	Team, Inc. (a)	2,200	41,382
	Waste Services, Inc. (a)	1,833	16,699

			510,381

Securities Brokerage & Services - 0.9%	BGC Partners, Inc.	6,700	30,954
	E*Trade Financial Corp. (a)(b)	204,904	358,582
	GFI Group, Inc.	9,500	43,415
	Gladstone Investment Corp.	3,300	15,048
	International Assets Holding Corp., Inc. (a)	2,001	29,095
	KBW, Inc. (a)	4,800	131,328
	Knight Capital Group, Inc. Class A (a)	12,000	184,800
	LaBranche & Co., Inc. (a)	5,600	15,904
	MF Global Ltd. (a)	12,200	84,790
	MarketAxess Holdings, Inc. (b)	4,600	63,940
	optionsXpress Holdings, Inc.	5,300	81,885
	Penson Worldwide, Inc. (a)	3,100	28,086
	SWS Group, Inc.	3,100	37,510
	TradeStation Group, Inc. (a)	5,000	39,450

			1,144,787

Semiconductors & Components - 2.4%	Actel Corp. (a)(b)	4,000	47,520
	Advanced Analogic Technologies, Inc. (a)	4,300	16,942
	Amkor Technology, Inc. (a)	13,900	99,524
	Anadigics, Inc. (a)	7,200	30,384
	Applied Micro Circuits Corp. (a)	7,875	58,826
	Atheros Communications, Inc. (a)(b)	8,264	282,959
	Cavium Networks, Inc. (a)(b)	5,100	121,533
	Ceva, Inc. (a)	2,100	27,006
	Cirrus Logic, Inc. (a)	7,700	52,514
	DSP Group, Inc. (a)(b)	3,400	19,142
	Diodes, Inc. (a)	4,600	94,070
	Emcore Corp. (a)	5,900	6,313
	Entropic Communications, Inc. (a)	8,200	25,174
	Exar Corp. (a)	5,600	39,816
	Formfactor, Inc. (a)	6,200	134,912
	Hittite Microwave Corp. (a)(b)	3,000	122,250

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	IXYS Corp. (a)	3,500	$25,970
	Kopin Corp. (a)	10,000	41,800
	Lattice Semiconductor Corp. (a)	13,000	35,100
	MIPS Technologies, Inc. (a)	4,800	20,976
	Micrel, Inc.	5,100	41,820
	Microsemi Corp. (a)	11,100	197,025
	Microtune, Inc. (a)	7,700	17,402
	Monolithic Power Systems, Inc. (a)	4,700	112,659
	Netlogic Microsystems, Inc. (a)	2,300	106,398
	Omnivision Technologies, Inc. (a)	6,200	90,086
	PLX Technology, Inc. (a)	4,500	14,535
	ParkerVision, Inc. (a)	4,500	8,235
	Pericom Semiconductor Corp. (a)	3,740	43,122
	Power Integrations, Inc. (b)	2,900	105,444
	RF Micro Devices, Inc. (a)(b)	34,737	165,695
	Rubicon Technology, Inc. (a)	1,500	30,465
	Semtech Corp. (a)	7,600	129,276
	Sigma Designs, Inc. (a)	3,600	38,520
	Silicon Image, Inc. (a)	8,000	20,640
	Silicon Storage Technology, Inc. (a)	11,800	30,208
	Skyworks Solutions, Inc. (a)(b)	21,652	307,242
	Standard Microsystems Corp. (a)	3,200	66,496
	Supertex, Inc. (a)	1,200	35,760
	Techwell, Inc. (a)	1,700	22,440
	TriQuint Semiconductor, Inc. (a)	18,600	111,600
	Trident Microsystems, Inc. (a)	6,200	11,532
	Virage Logic Corp. (a)	3,000	16,500
	Volterra Semiconductor Corp. (a)	2,700	51,624
	White Electronic Designs Corp. (a)	1,600	7,472
	Zoran Corp. (a)	6,200	68,510

			3,153,437

Shipping - 0.5%	American Commerical Lines, Inc. (a)	1,350	24,745
	DHT Maritime, Inc.	5,300	19,504
	Eagle Bulk Shipping, Inc. (a)	7,400	36,630
	Genco Shipping & Trading Ltd.	3,200	71,616
	General Maritime Corp.	5,830	40,752
	Golar LNG Ltd.	4,800	61,536
	Gulfmark Offshore, Inc. (a)(b)	3,200	90,592
	Horizon Lines, Inc. Class A	4,500	25,065
	International Shipholding Corp.	800	24,856
	Knightsbridge Tankers Ltd.	1,800	23,868
	Nordic American Tanker Shipping Ltd.	5,600	168,000
	Ship Finance International Ltd.	6,300	85,869

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	TBS International Ltd. (a)	1,200	$8,820
	Teekay Tankers Ltd. Class A	700	5,971
	Ultrapetrol Bahamas Ltd. (a)	3,200	15,232

			703,056

Specialty Retail - 3.0%	1-800-FLOWERS.COM, Inc. Class A (a)	2,700	7,155
	America’s Car Mart, Inc. (a)	1,200	31,596
	AnnTaylor Stores Corp. (a)	7,452	101,645
	Asbury Automotive Group, Inc. (a)	3,900	44,967
	bebe Stores, Inc.	3,400	21,318
	Big 5 Sporting Goods Corp.	2,600	44,668
	Blue Nile, Inc. (a)(b)	1,600	101,328
	Books-A-Million, Inc.	300	2,016
	Borders Group, Inc. (a)	2,900	3,422
	Brown Shoe Co., Inc.	5,825	57,493
	The Buckle, Inc. (b)	3,500	102,480
	Build-A-Bear Workshop, Inc. (a)	2,500	12,225
	Cabela’s, Inc. Class A (a)(b)	4,900	69,874
	The Cato Corp. Class A	4,000	80,240
	Charming Shoppes, Inc. (a)	15,900	102,873
	The Children’s Place Retail Stores, Inc. (a)	2,800	92,428
	Christopher & Banks Corp. (b)	5,300	40,386
	Citi Trends, Inc. (a)	2,100	58,002
	Coldwater Creek, Inc. (a)	8,400	37,464
	Collective Brands, Inc. (a)(b)	8,500	193,545
	Conn’s, Inc. (a)	600	3,504
	DSW, Inc. Class A (a)	1,400	36,232
	Destination Maternity Corp. (a)	900	17,100
	Dress Barn, Inc. (a)	7,233	167,082
	The Finish Line, Inc. Class A	6,055	75,990
	Gander Mountain Co. (a)	1,100	5,610
	Genesco, Inc. (a)	2,800	76,888
	Group 1 Automotive, Inc.	3,000	85,050
	Gymboree Corp. (a)	3,700	160,913
	Haverty Furniture Cos., Inc.	2,600	35,698
	hhgregg, Inc. (a)	1,500	33,045
	Hibbett Sports, Inc. (a)	3,450	75,865
	Hot Topic, Inc. (a)	5,000	31,800
	Jo-Ann Stores, Inc. (a)	3,300	119,592
	Jos. A. Bank Clothiers, Inc. (a)	2,325	98,092
	Lithia Motors, Inc. Class A	2,200	18,084
	Men’s Wearhouse, Inc.	6,900	145,314
	Midas, Inc. (a)	2,100	17,745
	Monro Muffler, Inc.	2,000	66,880
	New York & Co. (a)	3,500	15,015
	Nu Skin Enterprises, Inc. Class A	6,300	169,281
	OfficeMax, Inc. (a)	9,768	123,956
	Pacific Sunwear of California, Inc. (a)	7,600	30,248

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	The Pep Boys - Manny, Moe & Jack	6,900	$58,374
	Pier 1 Imports, Inc. (a)	14,500	73,805
	Regis Corp.	7,200	112,104
	Retail Ventures, Inc. (a)	3,700	32,893
	Rue21, Inc. (a)	700	19,663
	Sally Beauty Co., Inc. (a)	13,100	100,215
	Shoe Carnival, Inc. (a)	1,000	20,470
	Shutterfly, Inc. (a)	2,400	42,744
	Sonic Automotive, Inc. (b)	4,200	43,638
	Stage Stores, Inc. (b)	5,450	67,362
	Stamps.com, Inc. (a)	1,600	14,400
	Stein Mart, Inc. (a)(b)	3,700	39,442
	Syms Corp. (a)	1,000	7,230
	Systemax, Inc.	1,600	25,136
	The Talbots, Inc.	2,800	24,948
	Ticketmaster Entertainment (a)	5,300	64,766
	Tractor Supply Co. (a)(b)	4,600	243,616
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,900	70,824
	Vitacost.com, Inc. (a)	1,000	10,420
	Vitamin Shoppe, Inc. (a)	900	20,016
	The Wet Seal, Inc. Class A (a)	11,600	40,020
	Zale Corp. (a)	1,600	4,352
	Zumiez, Inc. (a)	2,400	30,528

			3,981,075

Steel - 0.1%	China Precision Steel, Inc. (a)	4,600	9,384
	General Steel Holdings, Inc. (a)	2,100	9,261
	Olympic Steel, Inc.	1,000	32,580
	Sutor Technology Group Ltd. (a)	1,500	3,990
	Universal Stainless & Alloy Products, Inc. (a)	1,000	18,860

			74,075

Sugar - 0.0%**	Imperial Sugar Co. New Shares	1,300	22,672

Synthetic Fibers & Chemicals - 0.0%**	Zoltek Cos., Inc. (a)	3,100	29,450

Technology: Miscellaneous - 0.3%	Benchmark Electronics, Inc. (a)	9,000	170,190
	CTS Corp. (b)	5,000	48,100
	LaBarge, Inc. (a)	1,900	22,895
	Plexus Corp. (a)(b)	5,400	153,900
	Vocus, Inc. (a)	2,500	45,000

			440,085

Telecommunications Equipment - 0.4%	ADC Telecommunications, Inc. (a)(b)	12,116	75,240
	Applied Signal Technology, Inc. (b)	1,400	27,006
	Arris Group, Inc. (a)	16,846	192,550
	Brightpoint, Inc. (a)(b)	7,330	53,876
	Cogo Group, Inc. (a)	2,300	16,951
	Communications System, Inc.	800	9,952
	Mastec, Inc. (a)	7,200	90,000
	OpNext, Inc. (a)	2,900	5,510

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Powerwave Technologies, Inc. (a)	14,600	$18,396
	Symmetricom, Inc. (a)	6,700	34,840
	UTStarcom, Inc. (a)	16,900	37,011

			561,332

Textile Products - 0.1%	Interface, Inc. Class A	6,900	57,339
	Unifi, Inc. (a)	6,700	25,996

			83,335

Textiles Apparel & Shoes - 1.9%	American Apparel, Inc. (a)	5,500	17,050
	Carter’s, Inc. (a)	7,200	189,000
	Cherokee, Inc.	600	10,692
	Columbia Sportswear Co. (b)	1,700	66,368
	Crocs, Inc. (a)	10,500	60,375
	Deckers Outdoor Corp. (a)	1,700	172,924
	FGX International Holdings Ltd. (a)	1,700	33,303
	G-III Apparel Group, Ltd. (a)	1,600	34,672
	Iconix Brand Group, Inc. (a)	9,800	123,970
	J. Crew Group, Inc. (a)(b)	6,570	293,942
	Jones Apparel Group, Inc.	11,500	184,690
	K-Swiss, Inc. Class A (b)	4,100	40,754
	Kenneth Cole Productions, Inc. Class A	400	3,860
	Liz Claiborne, Inc. (a)	11,800	66,434
	lululemon athletica, inc. (a)	5,500	165,550
	Maidenform Brands, Inc. (a)	2,200	36,718
	Oxford Industries, Inc.	1,800	37,224
	Perry Ellis International, Inc. (a)	950	14,307
	Quiksilver, Inc. (a)(b)	19,200	38,784
	Skechers U.S.A., Inc. Class A (a)	4,200	123,522
	Steven Madden Ltd. (a)	1,900	78,356
	Timberland Co. Class A (a)	6,100	109,373
	True Religion Apparel, Inc. (a)	3,100	57,319
	Under Armour, Inc. Class A (a)(b)	4,600	125,442
	Volcom, Inc. (a)	2,800	46,872
	The Warnaco Group, Inc. (a)(b)	5,900	248,921
	Weyco Group, Inc.	1,100	26,004
	Wolverine World Wide, Inc.	6,700	182,374

			2,588,800

Tobacco - 0.2%	Alliance One International, Inc. (a)	11,200	54,656
	Star Scientific, Inc. (a)	3,073	2,151
	Universal Corp.	3,100	141,391
	Vector Group Ltd.	5,088	71,232

			269,430

Toys - 0.1%	Jakks Pacific, Inc. (a)	3,300	39,996
	Leapfrog Enterprises, Inc. (a)	3,400	13,294
	RC2 Corp. (a)	3,000	44,250

			97,540

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Transportation Miscellaneous - 0.2%	Dynamex, Inc. (a)	1,400	$25,340
	Echo Global Logistics, Inc. (a)	300	3,807
	HUB Group, Inc. Class A (a)	5,200	139,516
	Odyssey Marine Exploration, Inc. (a)	7,900	11,139
	Pacer International, Inc.	3,300	10,428
	Textainer Group Holdings Ltd.	1,400	23,660
	Todd Shipyards Corp.	800	13,408

			227,298

Truckers - 0.6%	Arkansas Best Corp.	3,100	91,233
	Celadon Group, Inc. (a)	3,300	35,805
	Forward Air Corp.	4,100	102,705
	Heartland Express, Inc.	6,600	100,782
	Knight Transportation, Inc. (b)	7,950	153,356
	Marten Transport Ltd. (a)	1,600	28,720
	Old Dominion Freight Line, Inc. (a)	3,450	105,915
	Patriot Transportation Holding, Inc. (a)	200	18,892
	Saia, Inc. (a)	2,000	29,640
	USA Truck, Inc. (a)	1,100	13,772
	Universal Truckload Services, Inc.	900	16,290
	Werner Enterprises, Inc.	5,300	104,887
	YRC Worldwide, Inc. (a)	3,540	2,973

			804,970

Utilities: Electrical - 1.6%	Allete, Inc.	4,100	133,988
	Avista Corp.	7,400	159,766
	Black Hills Corp.	5,100	135,813
	CH Energy Group, Inc. (b)	2,200	93,544
	Central Vermont Public Service Corp.	1,200	24,960
	Cleco Corp. (b)	8,100	221,373
	El Paso Electric Co. (a)	5,700	115,596
	The Empire District Electric Co. (b)	4,400	82,412
	IDACORP, Inc. (b)	6,400	204,480
	MGE Energy, Inc.	3,200	114,368
	NorthWestern Corp.	4,500	117,090
	Otter Tail Corp.	5,000	124,000
	PNM Resources, Inc. (b)	10,900	137,885
	Pike Electric Corp. (a)	2,500	23,200
	Portland General Electric Co.	9,600	195,936
	UIL Holdings Corp.	3,733	104,823
	Unisource Energy Corp.	4,500	144,855
	Unitil Corp.	1,100	25,278

			2,159,367

Utilities: Gas Distributors - 1.2%	Chesapeake Utilities Corp.	1,086	34,806
	The Laclede Group, Inc.	2,700	91,179
	New Jersey Resources Corp.	5,500	205,700
	Nicor, Inc. (b)	5,800	244,180
	Northwest Natural Gas Co.	3,600	162,144

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Piedmont Natural Gas Co. (b)	9,600	$256,800
	South Jersey Industries, Inc.	3,800	145,084
	Southwest Gas Corp.	6,100	174,033
	WGL Holdings, Inc.	6,400	214,656

			1,528,582

Utilities: Telecommunications - 0.9%	Alaska Communications Systems Group, Inc.	5,100	40,698
	Atlantic Tele-Network, Inc. (b)	1,300	71,513
	Cbeyond Communications, Inc. (a)	2,700	42,525
	Cincinnati Bell, Inc. (a)	26,900	92,805
	Cogent Communications Group, Inc. (a)	5,500	54,230
	Consolidated Communications Holdings, Inc.	2,619	45,833
	General Communication, Inc. Class A (a)	6,600	42,108
	Global Crossing Ltd. (a)	4,200	59,850
	HickoryTech Corp.	1,500	13,245
	Incontact, Inc. (a)	5,000	14,650
	Iowa Telecommunications Services, Inc. (b)	3,900	65,364
	j2 Global Communications, Inc. (a)	5,600	113,960
	NTELOS Holdings Corp.	3,600	64,152
	Neutral Tandem, Inc. (a)	4,000	91,000
	PAETEC Holding Corp. (a)	17,205	71,401
	Premiere Global Services, Inc. (a)	8,700	71,775
	RCN Corp. (a)	5,300	57,505
	Shenandoah Telecom Co.	3,500	71,225
	SureWest Communications (a)	2,500	24,900
	USA Mobility, Inc.	2,300	25,323

			1,134,062

Utilities: Water - 0.3%	American States Water Co. (b)	2,600	92,066
	Artesian Resources Corp. Class A	500	9,155
	California Water Service Group	2,800	103,096
	Connecticut Water Service, Inc.	1,300	32,201
	Consolidated Water Co., Inc.	1,400	20,006
	Middlesex Water Co.	2,100	37,023
	Pennichuck Corp.	300	6,339
	SJW Corp.	2,000	45,140
	Southwest Water Co.	3,365	19,820
	York Water Co.	1,700	24,667

			389,513

	Total Common Stocks (Cost - $143,965,736) - 92.6%		123,367,905

	Investment Companies

	BlackRock Kelso Capital Corp. (c)	1,800	15,336
	Gladstone Capital Corp.	2,100	16,170
	Hercules Technology Growth Capital, Inc.	5,313	55,202
	Kayne Anderson Energy Development Co.	1,000	14,550
	Pennantpark Investment Corp.	2,800	24,976
	Prospect Capital Corp.	7,800	92,118

	Total Investment Companies (Cost - $287,300) - 0.2%		218,352

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2009	(Percentages shown are based on Net Assets)

Industry	Warrants (d)	Shares Held	Value
Alternative Energy - 0.0%**	GreenHunter Energy, Inc. (expires 8/27/11)	60	$—

	Total Warrants (Cost - $0) - 0.0%**		—

	Rights

Banks: Savings, Thrift & Mortgage	Flagstar Bancorp, Inc. (expires 1/25/10)	15,750	—
Lending - 0.0%**

Building Materials - 0.0%**	Builders FirstSource, Inc. (expires 1/14/10)	3,705	907

	Total Rights (Cost - $0) - 0.0%**		907

	Total Long-Term Investments (Cost - $144,253,036) - 92.8%		123,587,164

	Short-Term Securities	Maturity Date	Yield	Face Amount
Time Deposits - 9.2%	State Street Bank & Trust Co.	1/4/10	0.01%	$12,264,446	12,264,446

	Total Short-Term Securities (Cost - $12,264,446) - 9.2%				12,264,446

	Total Investments Before Options Written (Cost - $156,517,482*) - 102.0%				135,851,610

	Options Written	Number of Contracts
Call Options Written	Russell 2000 Index, expiring January 2010 at USD 610	700	(1,603,000)
	Russell 2000 Index, expiring January 2010 at USD 620	400	(636,000)
	Russell 2000 Index, expiring February 2010 at USD 620	100	(271,000)

	Total Options Written (Premiums Received - $1,475,905) - (1.9%)		(2,510,000)

	Total Investments, Net of Options Written (Net Cost - $155,041,577) - 100.1%		133,341,610
	Liabilities in Excess of Other Assets - (0.1%)		(121,848)

	Net Assets - 100.0%		$133,219,762

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$108,772,502

Gross unrealized appreciation	$28,029,463
Gross unrealized depreciation	(950,355)

Net unrealized appreciation	$27,079,108

**	Rounds to less than 0.1% of net assets.
(a)	Non-income producing security.
(b)	All or a portion of security held as collateral in connection with open option contracts and financial futures contracts.

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of December 31, 2009

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Income
Anthracite
Capital, Inc.	$2,698	$110,912	$(108,945)	—
BlackRock Kelso
Capital Corp.	—	—	—	$1,440

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

Financial futures contracts purchased as of December 31, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation
130	E-Mini Russell 2000	March 2010	$7,779,520	$331,180

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 (a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments[1]
	Assets		Assets	Liabilities
Level 1	$123,587,164	[2]	$331,180	$(2,510,000)
Level 2	12,264,446		—	—
Level 3	—		—	—

Total	$135,851,610		$331,180	$(2,510,000)

[1]	Other financial instruments are futures and options.
[2]	See above Schedule of Investments for values in each industry.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholders of Small Cap Premium & Dividend Income Fund Inc.:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) as of December 31, 2009, and for the year then ended and have issued our unqualified report thereon dated February 26, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included audits of the Fund’s schedule of investments (the “Schedule”) as of December 31, 2009 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Schedule based on our audit.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

As noted in Footnote 1, the Fund will liquidate on or about May 21, 2010.

PricewaterhouseCoopers LLP

New York, New York

February 26, 2010

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The registrant has delegated the voting of proxies relating to its voting securities to its investment sub-adviser, BlackRock Investment Management, LLC (the “Sub-adviser” or “BlackRock”). The Proxy Voting Policies and Procedures of the Sub-adviser (the “Proxy Voting Policies”) are attached as an Exhibit 99.PROXYPOL hereto.

Exhibit 99.ProxyPol

Proxy Voting Policies and Procedures

For BlackRock Advisors, LLC

And Its Affiliated SEC Registered Investment Advisers

Effective

May 1, 2009

Copyright © 2009 BlackRock, Inc.

All rights reserved.

Proxy Voting Policies and Procedures

These Proxy Voting Policies and Procedures (the “Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers1 (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.2 Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.

When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,3 whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).4 When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.5 It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has

1 The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

2 In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

3 Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

4 DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

5 Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

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adopted these policies and procedures. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.6 The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

I.	SCOPE OF COMMITTEE RESPONSIBILITIES

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.7

The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).8

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to

6 Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

7 The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

8 The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

2

investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.9 All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Risk Metrics Group, Inc. in that role. Risk Metrics Group, Inc. is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II.	SPECIAL CIRCUMSTANCES

A.	Routine Consents

BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

B.	Securities on Loan

Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the

9 The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

3

securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.

C.	Voting Proxies for Non-US Companies

While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder  meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

D.	Securities Sold After Record Date

With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

4

E.	Conflicts of Interest

From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”).10 In such event, provided that the Committee is aware of the real or potential conflict, the following procedures shall apply:

1.	The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a BlackRock Affiliate or a BlackRock Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and

2.	if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Portfolio Management Group and/or the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

III.	VOTING GUIDELINES

The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A.	Boards of Directors

These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

10 Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

5

The Committee’s general policy is to vote:

#	VOTE and DESCRIPTION

A.1	FOR nominees for director of United States companies in uncontested elections, except for nominees who

•

have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

•	voted to implement or renew a “dead-hand” poison pill

•	ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

•	failed to act on takeover offers where the majority of the shareholders have tendered their shares

•	are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

•	on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

•	sit on more than six boards of public companies

A.2	FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5	AGAINST proposals supporting cumulative voting

A.6	FOR proposals eliminating cumulative voting

A.7	FOR proposals supporting confidential voting

A.8	FOR proposals seeking election of supervisory board members

A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10	AGAINST shareholder proposals for term limits for directors

A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

A.13	FOR proposals requiring a majority of independent directors on a Board of Directors

A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

6

A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer or shareholder proposals requiring the position of chair be filled by an independent director

A.17	FOR proposals to elect account inspectors

A.18	FOR proposals to fix the membership of a Board of Directors at a specified size

A.19	FOR proposals permitting shareholder ability to nominate directors directly

A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21	FOR proposals permitting shareholder ability to remove directors directly

A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

A.23	FOR precatory and binding resolutions requesting that the board change the company’s by-laws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats

A.24	AGAINST shareholder proposals requiring two candidates per board seat

A.25	AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care

A.26	AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness

A.27	AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e. “permissive indemnification”), but that previously the company was not required to indemnify

A.28	FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered

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A.29	AGAINST proposals that provide that directors may be removed only for cause

A.30	FOR proposals to restore shareholders’ ability to remove directors with or without cause

A.31	AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies

A.32	FOR proposals that permit shareholders to elect directors to fill board vacancies, provided that it is understood that investment company directors may fill Board vacancies as permitted by the Investment Company Act of 1940, as amended

B.	Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

B.1	FOR approval of independent auditors, except for

•	auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

•	auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

•	on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors

B.3	FOR approving internal statutory auditors

B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C.	Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

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The Committee’s general policy is to vote:

C.1	IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors

C.3	AGAINST proposals to establish retirement benefits for outside directors

C.4	FOR proposals approving the remuneration of directors or of supervisory board members

C.5	AGAINST proposals to reprice stock options

C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8	AGAINST proposals seeking to pay outside directors only in stock

C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C.10	AGAINST proposals to ban all future stock or stock option grants to executives

C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy

C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

C.13	FOR shareholder proposals – based on a case-by-case analysis – that request the Board to establish a pay-for-superior performance standard in the company's executive compensation plan for senior executives

C.14	AGAINST executive compensation plans in which there is a no connection between the CEO’s pay and company performance (e.g., the plan calls for an increase in pay and when there has been a decrease in company performance

C.15	WITHHOLD votes from the Compensation Committee members when company compensation plan has no connection between executive pay and company performance

C.16	FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table

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C.17	FOR shareholder proposals seeking disclosure regarding the company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid

C.18	AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation

C.19	FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts

C.20	FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans

C.21	FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the SERP’s definition of covered compensation used to establish such benefits

C.22	AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance; and/or

•	The plan is a vehicle for poor compensation practices

C.23	FOR equity plans for non-employee director on a case-by-case basis based on the structure of the plan

C.24	AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so

C.25	FOR shareholder proposals to put option repricings to a shareholder vote

D.	Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

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The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital

D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3	FOR management proposals approving share repurchase programs

D.4	FOR management proposals to split a company’s stock

D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date)

D.7	AGAINST proposals to create a new class of common stock with superior voting rights

D.8	AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights

D.9	FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders; and

•	It is not designed to preserve the voting power of an insider or significant shareholder

D.10	AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock)

D.11	FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

D.12	FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced

D.13	FOR management proposals to implement a reverse stock split to avoid delisting

D.14	FOR management proposals to increase the common share authorization for a stock split or share dividend

D.15	FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms

E.	Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee will oppose poison pill provisions unless, after consultation with the portfolio managers, it is determined that supporting the poison pill is in the best interest of the client.

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The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill

E.2	FOR proposals seeking to redeem a poison pill

E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4	FOR management proposals to change the company’s name

E.5	AGAINST proposals to require a supermajority shareholder vote

E.6	FOR proposals to lower supermajority vote requirements

E.7	AGAINST proposals giving the board exclusive authority to amend the bylaws

E.8	FOR proposals giving the board the ability to amend the bylaws in addition to shareholders

E.9	CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:

•	The reasons for reincorporating

•	A comparison of the governance provisions

•	Comparative economic benefits, and

•	A comparison of the jurisdiction laws

E.10	FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes

E.11	FOR proposals to restore, or provide shareholders with rights of appraisal

F.	Corporate Meetings

These are routine proposals relating to various requests regarding the formalities of corporate meetings.

The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”

F.2	FOR proposals designating two shareholders to keep minutes of the meeting

F.3	FOR proposals concerning accepting or approving financial statements and statutory reports

F.4	FOR proposals approving the discharge of management and the supervisory board

F.5	FOR proposals approving the allocation of income and the dividend

F.6	FOR proposals seeking authorization to file required documents/other formalities

F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8	FOR proposals appointing inspectors of elections

F.9	FOR proposals electing a chair of the meeting

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F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet

F.11	AGAINST proposals to require rotating sites for shareholder meetings

F.12	AGAINST proposals that are substantially duplicative (i.e., shareholder proposals that are unnecessary because a management proposal serves the same purpose)

G.	Investment Companies

These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

The Committee’s general policy is to vote:

G.1	FOR nominees for director of mutual funds in uncontested elections, except for nominees who

•

have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

•	ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

•	are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

•	on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares

G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental

G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6	FOR classified boards of closed-end investment companies

G.6	AGAINST removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

H.	Environmental and Social Issues

These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that

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annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct

H.2	AGAINST proposals seeking to have companies provide non- required analyses, information statements or reports in the following areas unless there are compelling investment reasons to request such reports:

•	environmental liabilities;

•	bank lending policies;

•	corporate political contributions or activities;

•	alcohol and tobacco advertising and efforts to discourage use of such products by minors or other groups;

•	costs and risk of doing business in any individual country or the standards of operations in such country;

•	involvement in nuclear defense systems or other military products;

•	animal welfare standards;

•	pricing policies;

•	the use of certain commodities, genetically modified materials or chemicals;

•	sustainability and other perceived political, environmental or social issues that do not directly relate to the economic operations of the company;

•	charitable contributions made by the company

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4	AGAINST proposals seeking implementation of the CERES principles

H.5	FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

•

The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

•	The company’s level of disclosure is comparable to or better than information provided by industry peers; and

•	There are no significant fines, penalties, or litigation associated with the company’s environmental performance

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H.6	AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions

H.7	FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

•	The company does not maintain operations in Kyoto signatory markets;

•	The company already evaluates and substantially discloses such information;

•	Greenhouse gas emissions do not significantly impact the company’s core businesses; or

•	The company is not required to comply with the Kyoto Protocol standards

H.8	AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use

H.9	AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders

H.10	AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage

H.11	AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company

H.12	AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders

H.13	AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies

H.14	AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administrative burden on the company

H.15	FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company

15

H.16	AGAINST proposals to exclude references to sexual orientation, interests, or activities from a company’s EEO statement

H.17	AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company

H.18	AGAINST proposals to take specific actions or adopt policies that require the company to support legislation to:

•	label or identify products in a certain manner;

•	study or evaluate the use of certain company products;

•	increase animal welfare standards to above those required by law; or

•	engage in political, environmental or social activities that do not directly relate to the economic operations of the company

H.19	CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance, considering:

•	The feasibility of financially quantifying environmental risk factors;

•	The company’s compliance with applicable legislation and/or regulations regarding environmental performance;

•	The costs associated with implementing improved standards;

•	The potential costs associated with remediation resulting from poor environmental performance; and

•	The current level of disclosure on environmental policies and initiatives

H.20	FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public

H.21	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

•	Risks associated with certain international markets;

•	The utility of such a report to shareholders; and

•	The existence of a publicly available code of corporate conduct that applies to international operations

H.22	CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country;

•	The company’s workplace code of conduct;

•	Proprietary and confidential information involved;

•	Company compliance with U.S. regulations on investing in the country; and/or

•	Level of peer company involvement in the country

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H.23	CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;

•	Agreements with foreign suppliers to meet certain workplace standards;

•	Whether company and vendor facilities are monitored and how;

•	Company participation in fair labor organizations;

•	Type of business;

•	Proportion of business conducted overseas;

•	Countries of operation with known human rights abuses;

•	Whether the company has been recently involved in significant labor and human rights controversies or violations;

•	Peer company standards and practices; and

•	Union presence in company’s international factories

IV.	NOTICE TO CLIENTS

BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.11 BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.

BlackRock encourages clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

11 Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

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Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a)(1) As of January 31, 2009, Small Cap Premium & Dividend Income Fund Inc. is managed by Debra L. Jelilian, Managing Director at BlackRock and Kyle G. McClements, CFA, Managing Director at BlackRock. Ms. Jelilian and Mr. McClements are jointly responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Ms. Jelilian and Mr. McClements have been the Fund’s portfolio managers since 2005 and 2009, respectively.

Ms. Jelilian has been a Managing Director of BlackRock since 2008 and a Director thereof since 2006. Prior to joining BlackRock in 2006, she was a Director at Merrill Lynch Investment Managers, L.P. (“MLIM”) from 1999 to 2006.

Mr. McClements has been a Managing Director of BlackRock since 2009, a Director thereof from 2006 to 2009 and a Vice President thereof from 2005 to 2006. Prior to joining BlackRock, he was a Vice President at State Street Research from 2004 to 2005.

The information provided in the paragraph above pursuant to this Item 8(a)(1) is as of March 8, 2010.

(a)(2) As of December 31, 2009:

	(ii) Number of Other Accounts Managed and Assets by Account Type		Other Accounts	(iii) Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based		Other Accounts
(i) Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles		Other Registered Investment Companies	Other Pooled Investment Vehicles

Debra L. Jelilian	44	32	38	0	0	2

	$30.66 Billion	$20.35 Billion	$51.96 Billion	$0	$0	$1.341 Million

Kyle G. McClements	7	5	2	0	0	0

	$4.489 Billion	$447.5 Million	$19.6 Million	$0	$0	$0

(iv) Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Ms. Jelilian currently manages certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of December 31, 2009:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Funds include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Debra L. Jelilian	A combination of market-based indices (e.g., The S&P 400 Index, Russell 2000 Index), certain customized indices and certain fund industry peer groups.

Kyle G. McClements	A combination of Lipper peer groups and a subset of other closed-end funds.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Ms. Jelilian and Mr. McClements have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Ms. Jelilian and Mr. McClements have each participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of December 31, 2009, neither Ms. Jelilian or Mr. McClements beneficially owned any stock issued by the Fund.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share		(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs		(d) Maximum Number (or Approx. Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
July 1-31, 2009	31,806	$9.29	[1]	31,806	[2]	0
August 1-31, 2009
September 1-30, 2009
October 1-31, 2009
November 1-30, 2009
December 1-31, 2009

Total:	31,806	$9.29	[1]	31,806	[2]	0

[1]	Subject to a repurchase fee of up to 2% of the net asset value per share.
[2]

On May 19, 2009, the repurchase offer was announced to repurchase up to 5% of outstanding shares. The expiration date of the offer was July 6, 2009. The registrant may conduct annual repurchases for between 5% and 25% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Corporate Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer of
Small Cap Premium & Dividend Income Fund Inc.

Date: February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
Small Cap Premium & Dividend Income Fund Inc.

Date: February 24, 2010

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Small Cap Premium & Dividend Income Fund Inc.

Date: February 24, 2010